STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

Principal
Amount	Coupon	Maturity	Value
Municipal Bonds and Notes—111.6%
Alabama—4.9%
$5,000,000 AL Economic Settlement Authority (BP
Exploration & Production)[1]	4.000%	09/15/2033 $	5,310,050
2,710,000 AL Port Authority (Alabama Docks Dept. )[1]	5.000	10/01/2028	3,199,778
2,380,000 AL Port Authority (Alabama Docks Dept. )[1]	5.000	10/01/2029	2,794,858
1,700,000 Birmingham, AL GO Warrants[1]	5.000	12/01/2036	2,015,469
1,535,000 Birmingham, AL GO Warrants[1]	5.000	12/01/2037	1,812,774
1,575,000 Birmingham, AL GO Warrants[1]	5.000	12/01/2038	1,853,759
5,190,000 Birmingham, AL GO Warrants[1]	5.000	12/01/2043	6,058,079
3,140,000 Birmingham-Jefferson, AL Civic Center Authority[1]	4.000	07/01/2043	3,274,957
1,365,000 Birmingham-Jefferson, AL Civic Center Authority[1]	5.000	05/01/2035	1,605,868
1,170,000 Birmingham-Jefferson, AL Civic Center Authority[1]	5.000	05/01/2036	1,372,001
12,870,000 Birmingham-Jefferson, AL Civic Center Authority[2]	5.000	05/01/2048	14,804,157
18,120,000 Birmingham-Jefferson, AL Civic Center Authority[2]	5.000	07/01/2048	20,822,009
10,500,000 Birmingham-Jefferson, AL Civic Center Authority[1]	5.000	07/01/2048	12,077,625
4,500,000 Homewood, AL Educational Building Authority
(Samford University)[1]	5.000	12/01/2047	5,091,435
21,895,000 Jefferson County, AL Sewer[1]	0.000 [3]	10/01/2039	20,256,378
20,045,000 Jefferson County, AL Sewer[1]	0.000 [3]	10/01/2046	18,344,382
30,000,000 Jefferson County, AL Sewer[1]	0.000 [3]	10/01/2046	27,755,100
17,500,000 Jefferson County, AL Sewer[1]	0.000 [3]	10/01/2050	16,013,200
44,050,000 Jefferson County, AL Sewer[1]	0.000 [3]	10/01/2050	40,659,912
5,000,000 Jefferson County, AL Sewer[1]	5.500	10/01/2053	5,592,250
51,500,000 Jefferson County, AL Sewer[1]	6.500	10/01/2053	61,040,890
25,000,000 Jefferson County, AL Sewer[1]	7.000	10/01/2051	30,188,500
8,000,000 Lower AL Gas District[1]	5.000	09/01/2046	10,288,080
500,000 Mobile, AL Improvement District (McGowin Park)[1]	5.250	08/01/2030	515,140
1,300,000 Mobile, AL Improvement District (McGowin Park)[1]	5.500	08/01/2035	1,337,882
15,365,000 Tuscaloosa County, AL IDA (Hunt Refining)[4]	5.250	05/01/2044	16,485,570
			330,570,103

Alaska—0.3%
1,650,000 AK Industrial Devel. & Export Authority
Community Provider (Boys & Girls Home)[5,6]	5.875	12/01/2027	82,500
500,000 AK Industrial Devel. & Export Authority
Community Provider (Boys & Girls Home)[5,6]	6.000	12/01/2036	25,000
1,755,000 AK Municipal Bond Bank Authority[1]	5.000	12/01/2030	2,026,446
1,365,000 AK Municipal Bond Bank Authority[1]	5.000	12/01/2031	1,569,545
1,960,000 AK Municipal Bond Bank Authority[1]	5.000	12/01/2032	2,239,868
2,055,000 AK Municipal Bond Bank Authority[1]	5.000	12/01/2033	2,334,336
10,350,000 Koyukuk, AK (Tanana Chiefs Conference Health
Care Facility)[1]	7.750	10/01/2041	10,608,647
			18,886,342

Arizona—2.0%
1,165,000 AZ IDA (Academies of Mathematics & Science)[1]	5.500	07/01/2038	1,241,284
2,250,000 AZ IDA (Academies of Mathematics & Science)[1]	5.625	07/01/2048	2,383,965
3,500,000 AZ IDA (Academies of Mathematics & Science)[1]	5.750	07/01/2053	3,717,770
2,515,000 AZ IDA (Accel Schools)[1]	5.125	08/01/2038	2,558,358

1 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Arizona (Continued)
$3,945,000 AZ IDA (Accel Schools)[1]	5.250%	08/01/2048 $	4,016,996
580,000 AZ IDA (Franklin Phonetic Charter School)[1]	5.500	07/01/2037	587,946
680,000 AZ IDA (Franklin Phonetic Charter School)[1]	5.750	07/01/2047	692,791
645,000 AZ IDA (Franklin Phonetic Charter School)[1]	5.875	07/01/2052	658,132
1,415,000 AZ IDA (Mater Academy of Nevada)[1]	5.250	12/15/2038	1,496,773
2,260,000 AZ IDA (Mater Academy of Nevada)[1]	5.500	12/15/2048	2,395,261
3,402,000 Buckeye, AZ Watson Road Community Facilities
District	6.000	07/01/2030	3,360,870
3,180,000 East San Luis, AZ Community Facilities District
Special Assessment (Area One)[5,6]	6.375	01/01/2028	1,812,600
140,000 East San Luis, AZ Community Facilities District
Special Assessment (Area Two)[5,6]	8.500	01/01/2028	70,000
2,500,000 Glendale, AZ IDA (Beatitudes Campus)[1]	5.000	11/15/2045	2,584,175
500,000 La Paz County, AZ IDA (Harmony Public Schools)[1]	5.000	02/15/2038	548,220
1,200,000 La Paz County, AZ IDA (Harmony Public Schools)[1]	5.000	02/15/2048	1,304,964
7,225,000 Maricopa County, AZ IDA (Christian Care
Surprise)	6.000	01/01/2048	7,416,029
220,000 Maricopa County, AZ IDA (Greathearts Arizona)[1]	5.000	07/01/2037	253,530
405,000 Maricopa County, AZ IDA (Greathearts Arizona)[1]	5.000	07/01/2048	461,262
1,870,000 Maricopa County, AZ IDA (Immanuel Campus
Care)[5,6]	8.500	04/20/2041	1,290,300
294,000 Merrill Ranch, AZ Community Facilities District
No. 1 Special Assessment Lien[1]	5.250	07/01/2024	294,409
810,000 Merrill Ranch, AZ Community Facilities District
No. 2[1]	5.250	07/15/2040	901,611
262,000 Merrill Ranch, AZ Community Facilities District
No. 2 Special Assessment Lien[1]	5.250	07/01/2024	262,364
641,000 Merrill Ranch, AZ Community Facilities District
No. 2 Special Assessment Lien[1]	5.300	07/01/2030	641,724
420,000 Parkway, AZ Community Facilities District No. 1
(Prescott Valley)	5.300	07/15/2025	389,705
350,000 Parkway, AZ Community Facilities District No. 1
(Prescott Valley)	5.350	07/15/2031	302,057
10,000,000 Phoenix, AZ Civic Improvement Corp. Airport[1]	5.000	07/01/2048	11,580,200
1,000,000 Phoenix, AZ IDA (Downtown Phoenix Student
Hsg. )[1]	5.000	07/01/2042	1,120,060
1,650,000 Phoenix, AZ IDA (Espiritu Community Devel.
Corp. )	6.250	07/01/2036	1,650,495
4,135,000 Phoenix, AZ IDA (Freedom Academy)[1]	5.500	07/01/2046	4,419,488
2,855,000 Phoenix, AZ IDA (Gourmet Boutique West)[6]	5.875	11/01/2037	2,428,092
5,530,000 Phoenix, AZ IDA (Milestone Charter School)	6.500	11/01/2047	5,487,419
1,185,000 Phoenix, AZ IDA (Vista College Preparatory)[1]	5.000	07/01/2048	1,352,891
2,970,000 Pima County, AZ IDA (American Leadership
Academy)[1]	5.000	06/15/2052	3,018,649
1,550,000 Pima County, AZ IDA (Christian Care Tucson)[1]	5.000	06/15/2037	1,748,958
2,830,000 Pima County, AZ IDA (Christian Care Tucson)[1]	5.000	12/15/2047	3,165,044
2,400,000 Pima County, AZ IDA (Excalibur Charter School)[1]	5.500	09/01/2046	2,449,104
2,955,000 Pima County, AZ IDA (New Plan Learning/OG
Ohio/250 Shoup Mill Obligated Group)[1]	8.125	07/01/2041	2,982,009

2 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Arizona (Continued)
$3,315,000 Pima County, AZ IDA (P. L. C. Charter Schools)[1]	6.000%	12/01/2036 $	3,504,751
6,310,000 Pima County, AZ IDA (P. L. C. Charter Schools)[1]	6.000	12/01/2046	6,602,532
5,730,000 Pima County, AZ IDA (P. L. C. Charter Schools)[1]	7.500	04/01/2041	6,665,422
1,025,000 Pima County, AZ IDA (Paideia Academies)[1]	6.000	07/01/2035	1,049,784
3,310,000 Pima County, AZ IDA (Paideia Academies)[1]	6.125	07/01/2045	3,368,190
500,000 Pinal County, AZ IDA (San Manuel Facility)[1]	6.250	06/01/2026	515,460
20,000,000 Pinal County, AZ IDA (WOF SW GGP 1)	7.250	10/01/2033	20,743,200
1,022,000 Prescott Valley, AZ Southside Community Facilities
District No. 1	7.250	07/01/2032	612,883
245,000 Show Low Bluff, AZ Community Facilities District	5.600	07/01/2031	222,984
1,010,000 Tempe, AZ IDA (Mirabella at ASU)[1]	6.000	10/01/2037	1,122,575
2,360,000 Tempe, AZ IDA (Mirabella at ASU)[1]	6.125	10/01/2052	2,589,652
695,000 Tempe, AZ IDA (Tempe Life Care Village)[1]	6.000	12/01/2032	733,621
1,550,000 Tempe, AZ IDA (Tempe Life Care Village)[1]	6.250	12/01/2042	1,638,536
675,000 Verrado, AZ Community Facilities District No. 1[1]	5.700	07/15/2029	712,260
1,800,000 Verrado, AZ Community Facilities District No. 1[1]	6.000	07/15/2027	1,929,240
610,000 Verrado, AZ Community Facilities District No. 1[1]	6.000	07/15/2033	644,874
			135,701,469

Arkansas—0.1%
5,045,000 Cave Springs, AR Municipal Property (Creeks
Special Sewer District)[5,6]	6.250	02/01/2038	3,682,850

California—13.9%
2,500,000 Adelanto, CA Public Utility Authority[1]	6.750	07/01/2039	2,521,350
7,300,000 Alameda, CA Corridor Transportation Authority[1]	5.000	10/01/2034	8,480,775
750,000 Alhambra, CA (Atherton Baptist Homes)[1]	7.625	01/01/2040	780,262
50,000 Beaumont, CA Financing Authority, Series C1	5.000	09/01/2022	50,062
175,000 Blythe, CA Redevel. Agency (Redevel. Project No.
1 Tax Allocation)[1,4]	6.200	05/01/2031	175,103
5,500,000 Brea, CA Community Facilities District (Brea Plaza
Area)[1]	7.375	09/01/2039	5,601,640
127,310,000 CA County Tobacco Securitization Agency	5.307 [7]	06/01/2046	22,521,139
107,400,000 CA County Tobacco Securitization Agency	5.502 [7]	06/01/2050	10,666,968
212,950,000 CA County Tobacco Securitization Agency	6.341 [7]	06/01/2055	10,602,780
33,920,000 CA County Tobacco Securitization Agency	6.647 [7]	06/01/2046	5,021,517
215,100,000 CA County Tobacco Securitization Agency	6.998 [7]	06/01/2055	12,344,589
7,165,000 CA County Tobacco Securitization Agency	8.145 [7]	06/01/2033	3,217,730
7,000,000 CA County Tobacco Securitization Agency (TASC)	5.250	06/01/2046	6,853,910
275,000 CA County Tobacco Securitization Agency (TASC)[1]	5.500	06/01/2033	279,018
520,920,000 CA County Tobacco Securitization Agency (TASC)	5.559 [7]	06/01/2050	72,423,508
18,500,000 CA County Tobacco Securitization Agency (TASC)[1]	5.650 [3]	06/01/2041	18,510,915
18,030,000 CA County Tobacco Securitization Agency (TASC)[1]	5.700 [3]	06/01/2046	18,037,392
2,775,000 CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2035	2,803,249
7,285,000 CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2043	7,388,811
19,120,000 CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2042	19,304,508
5,000,000 CA County Tobacco Securitization Agency (TASC)[1]	6.125	06/01/2038	4,999,700
9,125,000 CA Enterprise Devel. Authority (Sunpower Corp. )	8.500	04/01/2031	9,579,699
16,780,000 CA GO1	4.000	11/01/2033	18,683,691

3 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
California (Continued)
$24,160,000 CA GO1	4.000%	11/01/2034 $	26,779,910
20,000,000 CA GO1	4.000	11/01/2035	22,102,400
3,740,000 CA GO1	5.000	08/01/2030	4,589,504
2,160,000 CA GO1	5.000	09/01/2031	2,589,991
3,200,000 CA GO1	5.000	04/01/2049	3,835,360
555,000 CA Golden State Tobacco Securitization Corp.
(TASC)[1]	5.000	06/01/2029	641,436
25,350,000 CA Golden State Tobacco Securitization Corp.
(TASC)[1]	5.300 [3]	06/01/2037	25,807,314
15,420,000 CA Health Facilities Financing Authority (SJHS/
SJHCN/SJHE/SJHO Obligated Group)[2]	5.750	07/01/2039	15,518,804
15,000,000 CA Health Facilities Financing Authority (SJHS/
SJHCN/SJHE/SJHO Obligated Group)[1]	5.750	07/01/2039	15,099,000
1,835,000 CA Independent Cities Finance Authority Mobile
Home Park (Lamplighter Salinas)[1]	6.250	07/15/2050	1,910,657
10,000,000 CA Infrastructure and Economic Devel.
(SanfordConsortium)[2]	5.000	05/15/2040	10,372,600
31,530,000 CA Infrastructure and Economic Devel. (University
of California)[2]	5.000	05/15/2052	36,792,500
4,500,000 CA Morongo Band of Mission Indians[1]	5.000	10/01/2042	4,901,580
5,000,000 CA Municipal Finance Authority (CHCC/FCHMC
Obligated Group)[1]	5.000	02/01/2047	5,615,500
750,000 CA Municipal Finance Authority (Harbor Regional
Center)[1]	8.500	11/01/2039	775,605
10,800,000 CA Municipal Finance Authority (Lax Integrated
Express Solutions)[1]	5.000	12/31/2043	12,339,216
2,750,000 CA Municipal Finance Authority (Lax Integrated
Express Solutions)[1]	5.000	12/31/2047	3,131,755
2,575,000 CA Municipal Finance Authority (Lax Integrated
Express Solutions)[1]	5.000	06/01/2048	2,928,548
3,000,000 CA Pollution Control Financing Authority
(Aemerge Redpak Services Southern CA)	8.000	12/01/2027	2,851,200
6,075,000 CA Pollution Control Financing Authority
(Calplant I)	7.500	07/01/2032	6,358,763
14,995,000 CA Pollution Control Financing Authority
(Calplant I)	8.000	07/01/2039	16,272,124
5,945,000 CA School Finance Authority Charter School
(Grimmway Schools)[1]	5.250	07/01/2051	6,163,479
385,000 CA School Finance Authority Charter School
(Kepler Neighborhood School)	5.000	05/01/2027	372,437
900,000 CA School Finance Authority Charter School
(Kepler Neighborhood School)	5.750	05/01/2037	876,402
1,230,000 CA School Finance Authority Charter School
(Kepler Neighborhood School)	5.875	05/01/2047	1,189,865
595,000 CA School Finance Authority Charter School (RE/
REW/RLSA/RDP/RRCP/RSCP/RNNE/RMS/RSSPA/
RBM/RSA Obligated Group)	5.125	06/01/2047	621,716

4 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
California (Continued)
$665,000 CA School Finance Authority Charter School (RE/
REW/RLSA/RDP/RRCP/RSCP/RNNE/RMS/RSSPA/
RBM/RSA Obligated Group)	5.250%	06/01/2052 $	695,750
4,330,000 CA School Finance Authority School Facility
(Escuela Popular Del Pueblo)	6.500	07/01/2050	4,395,167
61,600,000 CA Silicon Valley Tobacco Securitization Authority	8.146 [7]	06/01/2056	4,855,312
58,990,000 CA Silicon Valley Tobacco Securitization Authority	8.898 [7]	06/01/2047	10,943,825
60,785,000 CA Silicon Valley Tobacco Securitization Authority	8.995 [7]	06/01/2036	22,853,336
13,505,000 CA Silicon Valley Tobacco Securitization Authority	8.998 [7]	06/01/2047	2,277,753
25,920,000 CA State University[1]	5.000	11/01/2047	30,275,856
10,000 CA Statewide CDA (Escrow Term)[1]	6.750	09/01/2037	10,012
4,020,000 CA Statewide CDA (Guidance Charter School)[5,6]	6.500	07/01/2037	1,567,800
14,690,000 CA Statewide CDA (Guidance Charter School)[5,6]	6.750	07/01/2052	5,729,100
2,019,578 CA Statewide CDA (Microgy Holdings)[5,6]	9.000	12/01/2038	20
1,450,000 CA Statewide CDA (NCCD-Hooper Street -
College of the Arts)[1]	5.250	07/01/2052	1,561,128
7,775,000 CA Statewide CDA (Yucaipa Valley Water
Reservoir)	6.000	09/02/2044	7,811,076
4,515,000 CA Statewide Financing Authority Tobacco
Settlement (TASC)[1]	6.000	05/01/2037	4,546,289
100,000 CA Statewide Financing Authority Tobacco
Settlement (TASC)[1]	6.000	05/01/2043	100,583
1,120,000 CA Statewide Financing Authority Tobacco
Settlement (TASC)[1]	6.000	05/01/2043	1,126,530
2,500,000 Calexico, CA Community Redevel. Agency Tax
Allocation (Central Business District & Residential
Redevel. )[1]	7.250	08/01/2033	2,766,500
1,440,000 Coyote Canyon, CA Public Facilities Community
Facilities District No. 2004-1[1]	6.625	09/01/2039	1,464,250
1,215,000 Desert Hot Springs, CA Redevel. Agency Tax
Allocation[1]	5.000	09/01/2030	1,463,832
18,275,000 Fremont, CA Union High School District[2]	4.000	08/01/2043	19,011,547
7,780,000 Fresno, CA Unified School District	4.319 [7]	08/01/2042	3,406,862
1,175,000 Lathrop, CA Special Tax Community Facilities
District No. 03-2[1]	7.000	09/01/2033	1,178,431
4,000,000 Long Beach, CA Harbor Revenue[1]	5.000	05/15/2043	4,617,680
13,345,000 Los Angeles County, CA Facilities (Vermont
Corridor County Administration Building)[1]	5.000	12/01/2043	15,769,653
7,875,000 Los Angeles County, CA Facilities (Vermont
Corridor County Administration Building)[1]	5.000	12/01/2051	9,203,906
1,625,000 Los Angeles, CA Community Facilities District
Special Tax (Legends at Cascades)[1]	5.750	09/01/2040	1,654,965
1,500,000 Los Angeles, CA Dept. of Airports (Los Angeles
International Airport)[1]	5.000	05/15/2033	1,742,835
1,000,000 Los Angeles, CA Dept. of Airports (Los Angeles
International Airport)[1]	5.000	05/15/2035	1,191,950
1,385,000 Los Angeles, CA Dept. of Airports (Los Angeles
International Airport)[1]	5.000	05/15/2036	1,645,435

5 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
California (Continued)
$25,000,000 Los Angeles, CA Dept. of Airports (Los Angeles
International Airport)[2]	5.000%	05/15/2043 $	29,540,625
55,750,000 Los Angeles, CA Dept. of Airports (Los Angeles
International Airport)[2]	5.000	05/15/2044	64,612,216
10,000,000 Los Angeles, CA Dept. of Water & Power[1]	5.000	07/01/2047	11,650,700
20,000,000 Los Angeles, CA Dept. of Water & Power[1]	5.250	07/01/2049	24,507,400
7,555,000 Los Angeles, CA Regional Airports Improvement
Corp. (Delta-Continental Airlines)[1]	9.250	08/01/2024	7,606,752
255,000 Maywood, CA Public Financing Authority[1]	7.000	09/01/2038	255,360
10,000,000 Northern CA Tobacco Securitization Authority
(TASC)[1]	5.375	06/01/2038	10,049,600
45,000 Placer County, CA Improvement Bond Act 1915[1]	6.500	09/02/2030	45,113
3,975,000 Rialto, CA Redevel. Agency (Merged Project
Area)[1]	5.000	09/01/2037	4,736,650
1,750,000 Riverside County, CA Redevel. Agency[1]	7.125	10/01/2042	1,983,380
27,015,000 Riverside County, CA Transportation Commission[2]	4.000	06/01/2036	29,604,124
10,000,000 Sacramento, CA Convention Center Complex[1]	5.000	06/01/2048	11,742,400
2,000,000 San Buenaventura, CA Community Memorial
Health Systems[1]	8.000	12/01/2031	2,250,580
10,000,000 San Francisco, CA City & County Airports
Commission[1]	5.000	05/01/2044	11,834,400
4,700,000 San Francisco, CA City & County Airports
Commission[1]	5.000	05/01/2048	5,468,215
13,000,000 San Francisco, CA City & County Airports
Commission[1]	5.000	05/01/2049	15,299,830
750,000 San Francisco, CA City & County Redevel.
Financing Authority (Mission Bay North Redevel. )[1]	6.750	08/01/2041	819,135
1,000,000 San Francisco, CA City & County Redevel.
Financing Authority (Mission Bay North Redevel. )[1]	7.000	08/01/2041	1,095,750
15,920,000 Santa Clara County, CA GO2	4.000	08/01/2040	16,712,458
6,000,000 Santa Clara, CA Redevel. Agency Tax Allocation
(Bayshore North)[1]	5.750	06/01/2026	6,535,860
12,115,000 Stockton, CA Unified School District	5.918 [7]	08/01/2038	6,284,535
14,735,000 Stockton, CA Unified School District	5.948 [7]	08/01/2041	6,745,536
17,145,000 Stockton, CA Unified School District	5.948 [7]	08/01/2043	7,288,511
6,245,000 Stockton, CA Unified School District	5.997 [7]	08/01/2037	3,373,611
1,335,000 Susanville, CA Public Financing Authority (Utility
Enterprises)[1]	5.875	06/01/2035	1,352,275
1,425,000 Susanville, CA Public Financing Authority (Utility
Enterprises)[1]	6.000	06/01/2045	1,443,126
3,500,000 West Hollywood, CA Community Devel.
Commission Tax Allocation (East Side Redevel. )[1]	7.500	09/01/2042	3,974,670
			941,966,177

Colorado—3.9%
1,075,000 Amber Creek, CO Metropolitan District	5.125	12/01/2047	1,090,835
515,000 Amber Creek, CO Metropolitan District	7.750	12/15/2047	520,222
1,240,000 Arista, CO Metropolitan District	5.000	12/01/2038	1,277,795
3,500,000 Arista, CO Metropolitan District	5.125	12/01/2048	3,609,550

6 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Colorado (Continued)
$3,260,000 Banning Lewis Ranch, CO Metropolitan District
No. 2	5.750%	12/01/2048 $	3,352,486
2,195,000 Banning Lewis Ranch, CO Metropolitan District
No. 2	5.750	12/01/2048	2,257,272
500,000 Banning Lewis Ranch, CO Metropolitan District
No. 2	8.000	12/15/2048	512,630
3,100,000 Base Village, CO Metropolitan District No. 2[1]	5.750	12/01/2046	3,227,162
3,000,000 Berthoud-Heritage, CO Metropolitan District
No. 1	5.625	12/01/2048	3,041,430
500,000 Blue Lake, CO Metropolitan District No. 2	8.000	12/15/2046	508,310
1,750,000 Blue Lake, CO Metropolitan District No. 3[1]	5.250	12/01/2048	1,765,155
551,000 BNC, CO Metropolitan District No. 1	7.375	12/15/2047	559,034
670,000 Brighton Crossing, CO Metropolitan District No. 4	7.000	12/15/2047	671,172
1,000,000 Bromley Park, CO Metropolitan District No. 2	6.375	12/15/2047	1,011,720
2,734,000 Buffalo Ridge, CO Metropolitan District	7.375	12/15/2047	2,777,060
1,345,000 Cherrylane, CO Metropolitan District[1]	5.250	12/01/2047	1,371,039
574,000 Cherrylane, CO Metropolitan District	7.375	12/15/2047	583,373
500,000 Clear Creek Station, CO Metropolitan District
No. 2	7.375	12/15/2047	509,375
4,500,000 CO Canyons Metropolitan District No. 5	6.125	12/01/2047	4,596,030
2,000,000 CO Canyons Metropolitan District No. 6	6.125	12/01/2047	2,013,300
1,025,000 CO Country Club Highlands Metropolitan
District[6,8]	7.250	12/01/2037	871,250
2,600,000 CO Elbert and Highway 86 Metropolitan District[1]	5.750	12/01/2046	2,770,326
4,475,000 CO Elbert and Highway 86 Metropolitan
District[6,8]	7.500	12/01/2032	3,356,250
1,780,000 CO Fossil Ridge Metropolitan District No. 1[1]	7.250	12/01/2040	1,843,119
1,100,000 CO Health Facilities Authority (Catholic Health
Initiatives)[1]	5.000	09/01/2036	1,111,352
4,425,000 CO Health Facilities Authority (ELGS/ELGSS/
ELGSF/GSSH Obligated Group)[1]	5.000	06/01/2047	4,912,237
14,350,000 CO Health Facilities Authority (Sisters of Charity
of Leavenworth Health System)[2]	5.000	01/01/2044	15,667,976
1,030,000 CO Health Facilities Authority Health &
Residential Care Facilities (Volunteers of
America)[1]	5.300	07/01/2037	1,030,093
1,040,000 CO International Center Metropolitan District
No. 3	7.500	12/15/2038	1,048,809
1,919,000 CO Midcities Metropolitan District No. 2	7.750	12/15/2046	1,926,215
1,590,000 CO Potomac Farms Metropolitan District	7.250	12/01/2037	1,590,541
196,000 CO Potomac Farms Metropolitan District	7.625 [3]	12/01/2023	196,125
1,720,000 CO Sorrell Ranch Metropolitan District[5,6]	6.750	12/15/2036	481,600
569,000 CO Table Mountain Metropolitan District	7.750	12/15/2045	587,669
8,000,000 CO Talon Pointe Metropolitan District[5,6]	8.000	12/01/2039	960,000
500,000 Copperleaf, CO Metropolitan District No. 3	5.000	12/01/2037	507,255
700,000 Copperleaf, CO Metropolitan District No. 3	5.125	12/01/2047	707,168
506,000 Copperleaf, CO Metropolitan District No. 3	7.625	12/15/2047	510,433
3,415,000 Cundall Farms, CO Metropolitan District[1]	6.875	12/01/2044	3,510,142
750,000 Cundall Farms, CO Metropolitan District	7.375	12/15/2047	750,112

7 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Colorado (Continued)
$785,000 Cundall Farms, CO Metropolitan District[1]	7.750%	12/15/2044 $	835,279
792,000 Cundall Farms, CO Metropolitan District	12.000	12/15/2049	790,733
34,120,000 Denver, CO City & County Airport[1]	5.000	12/01/2048	39,645,393
26,450,000 Denver, CO City & County Airport[1]	5.250	12/01/2048	31,400,117
1,250,000 Denver, CO Connection West Metropolitan
District	5.375	08/01/2047	1,275,950
1,360,000 Denver, CO Gateway Center Metropolitan District	5.500	12/01/2038	1,413,706
2,130,000 Denver, CO Gateway Center Metropolitan District	5.625	12/01/2048	2,217,138
1,690,000 Dublin North, CO Metropolitan District No. 2	5.125	12/01/2047	1,705,244
2,000,000 Erie Farm, CO Metropolitan District	5.500	12/01/2045	2,042,220
600,000 Erie Farm, CO Metropolitan District	7.750	12/15/2045	605,208
920,000 Godding Hollow, CO Metropolitan District	6.500	12/01/2034	943,129
2,065,000 Hawthorn, CO Metropolitan District No. 2[1]	6.375	12/01/2044	2,121,602
950,000 Hawthorn, CO Metropolitan District No. 2	7.750	12/15/2044	1,013,393
928,000 Hawthorn, CO Metropolitan District No. 2	10.000	12/15/2051	926,079
5,015,000 Hunting Hill, CO Metropolitan District	5.625	12/01/2048	5,157,978
775,000 Iliff Commons, CO Metropolitan District No. 3[1]	6.000	12/01/2046	790,756
2,235,000 Interpark, CO Metropolitan District	5.500	12/01/2048	2,245,884
1,365,000 Interquest South, CO Business Improvement
District[1]	5.000	12/01/2047	1,368,740
1,619,000 Lewis Pointe, CO Metropolitan District	7.750	12/15/2047	1,627,273
500,000 Leyden Ranch, CO Metropolitan District	7.000	12/15/2047	511,785
1,195,000 Leyden Rock, CO Metropolitan District No. 10	7.250	12/15/2045	1,206,556
1,025,000 Leyden Rock, CO Metropolitan District No. 10	10.750	12/15/2049	1,022,766
1,140,000 Littleton Village, CO Metropolitan District No. 2	7.625	12/15/2028	1,155,778
8,065,000 Millers Landing, CO Business Improvement
District	6.000	12/01/2048	8,157,425
2,185,000 Millers Landing, CO Business Improvement
District	8.000	12/01/2048	2,189,676
1,000,000 Mountain Shadows, CO Metropolitan District[1]	5.000	12/01/2046	1,020,180
1,760,000 North Holly, CO Metropolitan District	5.500	12/01/2048	1,771,827
2,290,000 Powhaton Road, CO Metropolitan District No. 2	5.625	12/01/2048	2,335,136
2,290,000 Prairie Farm, CO Metropolitan District	5.250	12/01/2048	2,337,105
1,270,000 Prairie Farm, CO Metropolitan District	7.375	12/15/2048	1,285,215
2,595,000 Prairiestar, CO Metropolitan District No. 2	5.750	12/01/2046	2,706,585
12,585,000 PV-ERU Holding Trust, CO	7.960 [7]	02/14/2039	2,642,850
4,340,000 Rendezvous, CO Metropolitan District No. 4	5.625	12/01/2048	4,416,341
1,200,000 Sheridan Station West, CO Metropolitan District	6.000	12/01/2047	1,205,748
2,815,000 South Aurora, CO Regional Improvement
Authority	6.250	12/01/2057	2,886,332
1,000,000 South Timnath, CO Metropolitan District No. 1	5.500	12/01/2048	1,011,650
2,208,000 South Timnath, CO Metropolitan District No. 1	8.000	12/15/2048	2,230,676
810,000 Southglenn, CO Metropolitan District[1]	5.000	12/01/2036	831,773
2,000,000 Stone Creek, CO Metropolitan District	5.625	12/01/2047	2,023,880
600,000 Stone Creek, CO Metropolitan District	7.875	12/15/2047	607,878
680,000 Tabernash Meadows, CO Water & Sanitation
District[1]	7.125	12/01/2034	701,767
7,550,000 Tailholt, CO Metropolitan District No. 3	6.000	12/01/2048	7,857,512
294,000 Tallyns Reach, CO Metropolitan District No. 3[1]	5.000	12/01/2033	310,088

8 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Colorado (Continued)
$1,220,000 Tallyns Reach, CO Metropolitan District No. 3	6.750%	11/01/2038 $	1,228,662
749,000 Thompson Crossing, CO Metropolitan District
No. 6[1]	6.000	12/01/2044	761,523
1,500,000 Timnath Ranch, CO Metropolitan District No. 4[1]	5.250	12/01/2037	1,516,755
1,900,000 Timnath Ranch, CO Metropolitan District No. 4[1]	5.375	12/01/2047	1,921,717
953,000 Timnath Ranch, CO Metropolitan District No. 4	7.750	12/15/2047	962,673
1,610,000 Two Bridges, CO Metropolitan District	5.625	08/01/2048	1,623,749
508,000 Two Bridges, CO Metropolitan District	7.875	08/01/2048	511,632
1,375,000 Village at Southgate, CO Metropolitan District	5.625	12/01/2048	1,405,993
1,645,000 Villas Eastlake Reservoir, CO Metropolitan
District[1]	6.500	12/01/2046	1,717,429
1,300,000 Westcreek, CO Metropolitan District No. 2	5.375	12/01/2048	1,315,995
5,191,763 Woodmen Heights, CO Metropolitan District
No. 1[1]	6.000	12/01/2041	5,239,475
20,183,519 Woodmen Heights, CO Metropolitan District
No. 1	7.300 [3]	12/15/2041	17,256,505
1,245,000 York Street, CO Metropolitan District	6.250	12/01/2047	1,266,576
			266,874,657

Connecticut—0.5%
5,295,000 CT GO1	4.000	08/15/2031	5,751,853
4,500,000 CT GO1	5.000	09/15/2033	5,399,640
2,000,000 CT GO1	5.000	09/15/2034	2,393,820
2,500,000 CT GO1	5.000	09/15/2035	2,982,925
2,000,000 CT GO1	5.000	09/15/2037	2,369,780
6,000,000 CT Special Tax (Transportation Infrastructure)[1]	5.000	08/01/2032	6,768,180
7,965,000 CT Special Tax (Transportation Infrastructure)[1]	5.000	08/01/2033	8,963,652
470,000 Georgetown, CT Special Taxing District[5]	5.125	10/01/2036	150,400
1,580,000 Hartford, CT GO1	5.000	10/01/2033	1,774,103
13,082,023 Mashantucket Western Pequot Tribe CT5,9	6.050	07/01/2031	448,059
			37,002,412

Delaware—0.0%
1,100,000 Bridgeville, DE Special Obligation (Heritage
Shores)[1]	5.450	07/01/2035	1,100,000

District of Columbia—3.3%
4,745,000 District of Columbia (Howard University)[1]	6.250	10/01/2032	5,159,191
5,255,000 District of Columbia (Howard University)[1]	6.250	10/01/2032	5,508,133
315,000 District of Columbia (Howard University)[1]	6.500	10/01/2041	343,911
19,295,000 District of Columbia (Howard University)[1]	6.500	10/01/2041	20,185,271
310,000 District of Columbia (Rocketship Public School)[4]	5.300	06/01/2023	310,519
2,900,000 District of Columbia Center for Strategic &
International Studies[1]	6.375	03/01/2031	3,139,163
2,000,000 District of Columbia Center for Strategic &
International Studies[1]	6.625	03/01/2041	2,178,260
15,000,000 District of Columbia GO1	5.000	10/15/2044	18,008,400
32,680,000 District of Columbia Tobacco Settlement
Financing Corp.[1]	6.750	05/15/2040	33,819,225

9 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
District of Columbia (Continued)
$1,275,680,000 District of Columbia Tobacco Settlement
Financing Corp. (TASC)	5.912%[7]	06/15/2055 $	50,032,170
1,055,000,000 District of Columbia Tobacco Settlement
Financing Corp. (TASC)	6.211 [7]	06/15/2055	37,315,350
11,045,000 District of Columbia Water & Sewer Authority[1]	5.000	10/01/2049	13,014,544
11,530,000 Metropolitan Washington D. C. Airport Authority[2]	4.000	10/01/2035	12,325,135
6,375,000 Metropolitan Washington D. C. Airport Authority[1]	5.000	10/01/2034	7,611,176
11,000,000 Metropolitan Washington D. C. Airport Authority[1]	5.000	10/01/2037	13,000,790
1,810,000 Metropolitan Washington D. C. Airport Authority[1]	5.000	10/01/2048	2,107,112
			224,058,350

Florida—6.5%
750,000 Alachua County, FL Health Facilities Authority
(Oak Hammock University Florida)[1]	8.000	10/01/2032	851,970
1,000,000 Alachua County, FL Health Facilities Authority
(Oak Hammock University Florida)[1]	8.000	10/01/2042	1,131,170
1,000,000 Alachua County, FL Health Facilities Authority
(Oak Hammock University Florida)[1]	8.000	10/01/2046	1,127,760
3,035,000 Amelia Concourse, FL Community Devel. District	5.650	05/01/2049	3,100,070
4,655,000 Amelia Concourse, FL Community Devel.
District[5,6]	5.750	05/01/2038	4,329,150
3,085,000 Amelia Concourse, FL Community Devel.
District[1,4]	6.000	05/01/2047	3,115,850
1,415,000 Amelia Concourse, FL Community Devel. District	7.250	05/01/2029	1,428,994
4,470,000 Arlington Ridge, FL Community Devel. District[1,4]	5.500	05/01/2036	4,400,447
1,045,000 Avignon Villages, FL Community Devel. District[5,6]	5.300	05/01/2014	73,150
755,000 Avignon Villages, FL Community Devel. District[5,6]	5.400	05/01/2037	52,850
7,555,000 Belle Isle, FL Charter School (Cornerstone Charter
Academy & Cornerstone Charter High School
Obligated Group)[1]	6.000	10/01/2042	8,037,387
5,845,000 Buckeye Park, FL Community Devel. District[5]	7.875	05/01/2038	2,513,350
770,000 Carlton Lakes, FL Community Devel. District
Special Assessment[1,4]	5.625	11/01/2036	807,699
1,890,000 Carlton Lakes, FL Community Devel. District
Special Assessment[1,4]	5.750	11/01/2047	1,993,024
24,545,000 CFM, FL Community Devel. District, Series A5,6	6.250	05/01/2035	8,713,475
7,075,000 Chapel Creek, FL Community Devel. District
Special Assessment[5,6]	5.500	05/01/2038	6,367,500
13,074,058 Clearwater Cay, FL Community Devel. District[5,6]	5.500	05/01/2037	7,452,213
1,150,000 Collier County, FL IDA (Gulf Coast Charter
Academy South)[1]	5.000	12/01/2037	1,174,093
1,875,000 Collier County, FL IDA (Gulf Coast Charter
Academy South)[1]	5.000	12/01/2047	1,887,938
1,690,000 Creekside, FL Community Devel. District[5,6]	5.200	05/01/2038	760,500
815,000 Crosscreek, FL Community Devel. District[4]	5.600	05/01/2037	782,881
20,000 Crosscreek, FL Community Devel. District[5]	5.600	05/01/2039	18,809
1,210,000 Crosscreek, FL Community Devel. District	6.750	11/30/2021	1,208,076
55,000 Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050	11/01/2039	55,091

10 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Florida (Continued)
$3,230,000 FL Capital Trust Agency (AHFP/AAD/AAHI/APH/
AWHC/AAHII/AW Obligated Group)[1]	6.000%	07/01/2042 $	3,221,602
990,000 FL Capital Trust Agency (Elim Senior Hsg. )	5.625	08/01/2037	1,013,176
3,850,000 FL Capital Trust Agency (Elim Senior Hsg. )	5.875	08/01/2052	3,944,325
850,000 FL Capital Trust Agency (Florida Charter
Educational Foundation)	5.375	06/15/2038	879,359
1,590,000 FL Capital Trust Agency (Florida Charter
Educational Foundation)	5.375	06/15/2048	1,621,466
3,735,000 FL Capital Trust Agency (Paragon Academy of
Technology/Sunshine Elementary Charter School
Obligation Group)[4]	5.750	06/01/2054	3,748,969
390,000 FL Capital Trust Agency (Paragon Academy of
Technology/Sunshine Elementary Charter School
Obligation Group)[4]	6.000	06/01/2028	390,390
1,100,000 FL Capital Trust Agency (Viera Charter School)[1]	5.000	10/15/2047	1,132,054
755,000 FL Capital Trust Agency (Viera Charter School)[1]	5.000	10/15/2052	771,686
3,725,000 FL Dept. of Transportation (Acquisition & Bridge
Construction)[2]	4.000	07/01/2037	4,100,356
4,030,000 FL Dept. of Transportation (Acquisition & Bridge
Construction)[2]	4.000	07/01/2038	4,423,809
4,195,000 FL Dept. of Transportation (Acquisition & Bridge
Construction)[2]	4.000	07/01/2039	4,593,024
4,360,000 FL Dept. of Transportation (Acquisition & Bridge
Construction)[2]	4.000	07/01/2040	4,762,483
6,045,000 FL Devel. Finance Corp. (Florida Charter
Educational Foundation)[1]	5.000	07/15/2046	6,017,798
300,000 FL Devel. Finance Corp. (Learning Gate
Community School)[1]	5.000	02/15/2038	322,713
985,000 FL Devel. Finance Corp. (Learning Gate
Community School)[1]	5.000	02/15/2048	1,052,788
10,000,000 FL Devel. Finance Corp. (Virgin Trains USA Florida)	6.375 [10]	01/01/2049	10,272,300
10,000,000 FL Devel. Finance Corp. (Virgin Trains USA Florida)	6.500 [10]	01/01/2049	10,255,300
75,000 FL HFA (Stoddert Arms Apartments)[1]	6.250	09/01/2026	75,119
2,477,578 FL Lake Ashton II Community Devel. District[1]	5.375	05/01/2036	2,341,708
3,019,862 Glades, FL Correctional Devel. Corp.	0.000 [3]	03/01/2030	362,383
5,428,094 Glades, FL Correctional Devel. Corp.	7.000	03/01/2030	4,686,019
2,730,000 Greater Lakes/Sawgrass Bay, FL Community
Devel. District[1,4]	5.500	05/01/2038	2,526,997
1,555,000 Harbor Bay, FL Community Devel. District[1,4]	6.750	05/01/2034	1,561,966
325,000 Highland Meadows, FL Community Devel. District
Special Assessment, Series A4	5.500	05/01/2036	324,987
13,120,000 Hillsborough County, FL Aviation Authority
(Tampa International Airport)[1]	5.000	10/01/2043	15,303,955
4,775,000 Indigo, FL Community Devel. District[5,6]	5.750	05/01/2036	3,342,500
15,300,000 Lake County, FL Senior Living (Village Veranda at
Lady Lake/VVLL Properties Obligated Group)	7.125	01/01/2052	15,418,881
1,685,000 Lake Helen, FL Educational Facilities (Ivy Hawn
Charter School)	5.500	07/15/2048	1,729,518

11 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Florida (Continued)
$1,830,000 Lake Helen, FL Educational Facilities (Ivy Hawn
Charter School)	5.750%	07/15/2053 $	1,894,599
16,740,000 Lakewood Ranch, FL Stewardship District
(Country Club East Investors)[1,4]	5.400	05/01/2037	16,808,634
1,785,000 Lee County, FL IDA (VOA Lee County Health Care
Facility)	5.750	12/01/2052	1,832,285
2,980,000 Legends Bay, FL Community Devel. District[1,4]	5.875	05/01/2038	2,981,371
5,000,000 Magnolia Creek, FL Community Devel. District[5,6]	5.600	05/01/2014	900,000
5,360,000 Magnolia Creek, FL Community Devel. District[5,6]	5.900	05/01/2039	964,800
190,000 Magnolia West, FL Community Devel. District
Special Assessment[1,4]	5.350	05/01/2037	192,195
1,715,000 Miami, FL World Center Community Devel.
District[1]	5.125	11/01/2039	1,785,075
2,570,000 Miami, FL World Center Community Devel.
District[1]	5.250	11/01/2049	2,679,045
3,895,000 Miami-Dade County, FL Aviation[1]	5.000	10/01/2040	4,484,119
5,455,000 Miami-Dade County, FL School Board[1]	5.000	05/01/2032	6,235,065
11,000,000 Miami-Dade County, FL Transit System[2]	4.000	07/01/2045	11,754,820
6,526,716 Montecito, FL Community Devel. District[5,6]	5.100	05/01/2013	6,265,647
5,310,000 Montecito, FL Community Devel. District[5,6]	5.500	05/01/2037	5,097,600
9,635,000 Nassau County, FL (Nassau Care Centers)	6.900	01/01/2038	9,682,597
3,640,000 Naturewalk, FL Community Devel. District[5,6]	5.300	05/01/2016	2,875,600
4,345,000 Naturewalk, FL Community Devel. District[5,6]	5.500	05/01/2038	3,432,550
3,000,000 Palm Beach County, FL Health Facilities Authority
(Sinai Residences Boca Raton)[1]	7.500	06/01/2049	3,381,570
11,270,000 Palm Coast Park, FL Community Devel. District
Special Assessment[4]	5.700	05/01/2037	11,269,662
1,850,000 Palm River, FL Community Devel. District[5,6]	5.150	05/01/2013	925,000
1,565,000 Palm River, FL Community Devel. District[5,6]	5.375	05/01/2036	782,500
5,274,584 Pine Ridge Plantation, FL Community Devel.
District	5.400	05/01/2037	4,762,580
2,250,000 Pinellas County, FL Educational Facilities
Authority (Pinellas Prep Academy)[1]	7.125	09/15/2041	2,353,365
5,000,000 Pompano Beach, FL GO1	4.000	07/01/2048	5,338,650
9,000,000 Portico, FL Community Devel. District[4]	5.450	05/01/2037	8,616,690
5,905,000 Portofino Isles, FL Community Devel. District
(Portofino Court)5,6	5.600	05/01/2036	2,480,100
2,470,000 Portofino Vista, FL Community Devel. District[5,6]	5.000	05/01/2013	1,235,000
3,420,000 Reunion East, FL Community Devel. District[5,6]	5.800	05/01/2036	34
1,410,000 Reunion East, FL Community Devel. District[4]	6.600	05/01/2033	1,419,137
3,380,000 Reunion East, FL Community Devel. District[4]	6.600	05/01/2036	3,401,902
1,425,000 Reunion East, FL Community Devel. District[5,6]	7.375	05/01/2033	14
140,000 Ridgewood Trails, FL Community Devel. District	5.650	05/01/2038	133,272
7,580,000 River Glen, FL Community Devel. District Special
Assessment[5,6]	5.450	05/01/2038	4,548,000
144,534 Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	141,943
1,895,000 Sarasota County, FL Educational Facilities (School
of Arts & Sciences)[1]	6.500	07/01/2040	1,932,824
3,670,000 Seminole County, FL IDA (Progressive Health)[1]	7.500	03/01/2035	3,673,156

12 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Florida (Continued)
$7,035,000 South Bay, FL Community Devel. District[1]	5.125%	05/01/2020 $	7,031,271
6,780,000 South Bay, FL Community Devel. District[4]	5.950	05/01/2036	6,527,716
5,110,000 South Bay, FL Community Devel. District[5,6]	5.950	05/01/2036	51
3,240,000 South Bay, FL Community Devel. District[6]	6.600 [3]	05/01/2025	1,631,534
8,490,000 South Bay, FL Community Devel. District[4,5,6]	6.600 [3]	05/01/2036	4,279,554
3,450,000 South Fork East, FL Community Devel. District[1,4]	6.500 [3]	05/01/2038	3,517,551
14,000,000 South Miami, FL Health Facilities Authority
(BHSF/BHM/HHI/SMH/MarH/DrsH/WKBP/
BOS/FHlth/BHlth/BethH Obligated Group)[2]	4.000	08/15/2036	14,875,910
3,500,000 St. Johns County, FL IDA (Presbyterian
Retirement)[1]	5.875	08/01/2040	3,679,480
3,500,000 St. Johns County, FL IDA (Presbyterian
Retirement)[1]	6.000	08/01/2045	3,684,835
1,000,000 St. Johns County, FL IDA (St. John's County
Welfare Federation)	5.250	10/01/2041	824,910
610,000 Tern Bay, FL Community Devel. District[4,6]	5.375	05/01/2037	610,031
12,705,000 Town Center, FL at Palm Coast Community Devel.
District[1,4]	6.000	05/01/2036	12,754,931
4,950,000 Treeline, FL Preservation Community Devel.
District[5,6]	6.800	05/01/2039	2,722,500
480,000 Villages of Glen Creek FL Community Devel.
District Community Devel. District[4]	4.750	05/01/2026	468,014
1,080,000 Villages of Glen Creek FL Community Devel.
District Community Devel. District	5.250	05/01/2036	1,029,791
1,815,000 Villages of Glen Creek FL Community Devel.
District Community Devel. District	5.375	05/01/2046	1,705,719
2,470,000 Villages of Glen Creek FL Community Devel.
District Community Devel. District[4]	5.375	05/01/2046	2,321,281
3,630,098 Waterford Estates, FL Community Devel. District
Special Assessment[5,6]	5.125	05/01/2013	3,448,593
2,837,715 Waterford Estates, FL Community Devel. District
Special Assessment[5,6]	5.500	05/01/2037	2,695,829
122,000 Waters Edge, FL Community Devel. District[1,4]	5.350	05/01/2039	121,996
2,525,000 Waters Edge, FL Community Devel. District[1,4]	6.600 [3]	05/01/2039	2,534,065
1,214,282 Waterstone, FL Community Devel. District	0.000 [3]	05/01/2037	933,941
8,231,933 Waterstone, FL Community Devel. District	5.020 [7]	11/01/2028	4,664,625
2,327,525 Waterstone, FL Community Devel. District[5,6]	5.500	05/01/2018	1,512,891
1,215,000 West Villages, FL Improvement District[5,6]	5.350	05/01/2015	935,550
18,150,000 West Villages, FL Improvement District[5,6]	5.800	05/01/2036	13,975,500
14,925,000 Westridge, FL Community Devel. District[5,6]	5.800	05/01/2037	11,193,750
1,500,000 Westside, FL Community Devel. District	5.650	05/01/2037	1,355,940
250,000 Westside, FL Community Devel. District[5,6]	5.650	05/01/2037	87,500
4,565,000 Westside, FL Community Devel. District	5.650	05/01/2037	4,565,913
715,000 Westside, FL Community Devel. District	7.200	05/01/2038	646,067
6,610,000 Westside, FL Community Devel. District	7.200	05/01/2038	6,611,388
500,000 Westside, FL Community Devel. District[5,6]	7.200	05/01/2038	175,000
7,420,000 Wyld Palms, FL Community Devel. District[5,6]	5.400	05/01/2015	2,300,200
4,340,000 Wyld Palms, FL Community Devel. District[5,6]	5.500	05/01/2038	1,345,400
3,786,132 Zephyr Ridge, FL Community Devel. District[5,6]	5.250	05/01/2013	3,180,351

13 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
Florida (Continued)
$2,634,476 Zephyr Ridge, FL Community Devel. District[5,6]	5.625%		05/01/2037 $	2,212,959
				440,005,016

Georgia—2.3%
1,445,000 Cobb County, GA Devel. Authority (Provident
Group-Creekside Properties)	6.000		07/01/2036	1,353,763
5,440,000 Cobb County, GA Devel. Authority (Provident
Group-Creekside Properties)	6.000		07/01/2051	4,841,709
3,100,000 Floyd County, GA Devel. Authority (Lavender
Mountain Senior Living)[1]	5.750		12/01/2033	3,138,130
14,000,000 Floyd County, GA Devel. Authority (Lavender
Mountain Senior Living)[1]	6.250		12/01/2048	14,202,720
9,710,000 Floyd County, GA Devel. Authority (Lavender
Mountain Senior Living)[1]	6.500		12/01/2053	9,941,389
6,850,000 Floyd County, GA Devel. Authority (Spires at Berry
College)[1]	6.000		12/01/2038	6,936,858
31,945,000 Fulton County, GA Devel. Authority (Piedmont
Healthcare)[2]	5.000		06/15/2029	32,070,632
13,730,000 Fulton County, GA Devel. Authority (Piedmont
Healthcare/Piedmont Hospital/Piedmont Hospital
Foundation Obligated Group)[2]	5.250		06/15/2037	13,788,177
1,355,000 GA Environmental Loan Acquisition Corp. (Local
Water Authority)[1]	5.125		03/15/2031	1,360,149
3,400,000 GA Main Street Natural Gas[1]	5.000		05/15/2043	3,875,592
17,330,000 GA Main Street Natural Gas[1]	5.000		05/15/2049	21,716,743
9,100,000 GA Road & Tollway Authority (I-75 S Express
Lanes)[1]	0.000	[3]	06/01/2049	6,580,665
2,250,000 GA Road & Tollway Authority (I-75 S Express
Lanes)	6.246	[7]	06/01/2024	1,685,340
3,750,000 GA Road & Tollway Authority (I-75 S Express
Lanes)	6.748	[7]	06/01/2034	1,423,087
1,720,000 Gainesville & Hall County, GA Devel. Authority
Educational Facilities (Riverside Military
Academy)[1]	5.000		03/01/2047	1,852,543
1,720,000 Gainesville & Hall County, GA Devel. Authority
Educational Facilities (Riverside Military
Academy)[1]	5.125		03/01/2052	1,854,882
9,000,000 Houston County, GA Healthcare System[1]	5.000		10/01/2031	9,788,940
6,375,000 Oconee County, GA IDA (Westminster
Presbyterian Homes)	5.500		12/01/2028	6,435,626
2,090,000 Oconee County, GA IDA (Westminster
Presbyterian Homes)	5.500	[10]	12/01/2053	2,123,670
2,635,000 Oconee County, GA IDA (Westminster
Presbyterian Homes)	6.125		12/01/2038	2,716,659
3,675,000 Oconee County, GA IDA (Westminster
Presbyterian Homes)	6.250		12/01/2048	3,784,148

14 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Georgia (Continued)
$3,090,000 Oconee County, GA IDA (Westminster
Presbyterian Homes)	6.375%	12/01/2053 $	3,182,391
			154,653,813

Hawaii—0.5%
9,355,000 HI Airports System[1]	5.000	07/01/2043	10,877,807
15,450,000 HI Airports System[1]	5.000	07/01/2048	17,891,409
5,000,000 HI Dept. of Budget & Finance Special Purpose
(Hawaiian Electric/Hawaiian Electric Light
Company)[1]	6.500	07/01/2039	5,047,450
610,000 HI Dept. of Transportation (Continental Airlines)[1]	5.625	11/15/2027	618,412
1,430,000 Kuakini, HI Health System (KMC/KHS/KGC/KSS
Obligated Group)[1]	6.300	07/01/2022	1,434,290
			35,869,368

Idaho—0.0%
960,000 ID Health Facilities Authority (Valley Vista Care
Corp. /Vista Community Hsg. Corp. Obligated
Group)[1]	5.250	11/15/2047	990,624
100,000 ID Hsg. & Finance Assoc. (Compass Public
Charter School)[1]	5.875	07/01/2022	100,509
370,000 ID Hsg. & Finance Assoc. (Compass Public
Charter School)[1]	6.000	07/01/2039	413,634
1,135,000 ID Hsg. & Finance Assoc. (Compass Public
Charter School)[1]	6.000	07/01/2054	1,243,756
100,800 Nampa, ID Local Improvement District No. 148	6.625	09/01/2030	103,205
			2,851,728

Illinois—6.0%
3,000,000 Carol Stream, IL Park District[1]	5.000	01/01/2037	3,397,080
30,685,000 Caseyville, IL Tax (Forest Lakes)[5,6]	7.000	12/30/2022	306,850
7,555,000 Chicago, IL Board of Education[1]	5.000	04/01/2046	8,193,171
5,700,000 Chicago, IL Board of Education[1]	6.000	04/01/2046	6,604,818
1,850,000 Chicago, IL Board of Education (School Reform)[1]	5.000	12/01/2023	2,045,656
3,500,000 Chicago, IL Board of Education (School Reform)[1]	5.000	12/01/2024	3,940,020
2,500,000 Chicago, IL Board of Education (School Reform)[1]	5.000	12/01/2025	2,860,975
1,725,000 Chicago, IL Board of Education (School Reform)[1]	5.000	12/01/2026	2,001,724
2,100,000 Chicago, IL Board of Education (School Reform)[1]	5.000	12/01/2027	2,466,345
2,000,000 Chicago, IL Board of Education (School Reform)[1]	5.000	12/01/2029	2,354,920
1,250,000 Chicago, IL Board of Education (School Reform)[1]	5.000	12/01/2032	1,449,050
3,000,000 Chicago, IL Board of Education (School Reform)[1]	5.000	12/01/2035	3,443,490
1,500,000 Chicago, IL Board of Education (School Reform)[1]	6.500	12/01/2046	1,725,630
7,000,000 Chicago, IL Board of Education (School Reform)[1]	7.000	12/01/2044	8,195,390
3,580,000 Chicago, IL Metropolitan Water Reclamation[1]	5.000	12/01/2028	4,240,940
6,870,000 Chicago, IL Metropolitan Water Reclamation[1]	5.000	12/01/2044	7,585,648
3,000,000 Chicago, IL Midway Airport, Series A1	5.000	01/01/2033	3,293,250
30,000 Chicago, IL Multifamily Hsg. (Cottage View
Terrace)[1]	6.125	02/20/2042	30,035
2,500,000 Chicago, IL O'Hare International Airport[1]	5.000	01/01/2047	2,812,300

15 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Illinois (Continued)
$10,000,000 Chicago, IL O'Hare International Airport[1]	5.000%	01/01/2048 $	11,507,000
3,750,000 Chicago, IL O'Hare International Airport[1]	5.000	07/01/2048	4,227,300
5,000,000 Chicago, IL O'Hare International Airport[1]	5.000	01/01/2052	5,590,950
16,890,000 Chicago, IL O'Hare International Airport[1]	5.000	01/01/2053	19,621,789
2,755,000 Chicago, IL Waterworks[1]	5.250	11/01/2030	3,287,541
2,900,000 Chicago, IL Waterworks[1]	5.250	11/01/2031	3,429,569
2,135,000 Chicago, IL Waterworks[1]	5.250	11/01/2032	2,509,564
2,000,000 Chicago, IL Waterworks[1]	5.250	11/01/2033	2,342,000
2,885,000 Chicago, IL Waterworks[1]	5.250	11/01/2035	3,363,420
10,032,000 Cortland, IL Special Tax (Sheaffer System)[5,6]	5.500	03/01/2017	2,006,400
900,000 Du Page County, IL Special Service Area No. 31
Special Tax (Monarch Landing)[1]	5.625	03/01/2036	901,782
1,585,000 Franklin Park, IL GO1	6.250	07/01/2030	1,724,971
2,069,343 Gilberts, IL Special Service Area No. 24 Special
Tax (Conservancy)	5.375	03/01/2034	2,033,191
6,165,000 Harvey, IL GO5	5.500	12/01/2027	3,390,750
1,800,000 Harvey, IL GO5	5.625	12/01/2032	990,000
9,645,000 IL Educational Facilities Authority (Plum Creek
Rolling Meadows)[1]	6.500	12/01/2037	9,650,305
1,000,000 IL Finance Authority (Admiral at the Lake)	5.125	05/15/2038	1,010,810
3,220,000 IL Finance Authority (Admiral at the Lake)	5.250	05/15/2042	3,257,803
2,825,000 IL Finance Authority (Admiral at the Lake)	5.250	05/15/2054	2,835,961
100,000 IL Finance Authority (Art Institute of Chicago)[1]	5.250	03/01/2040	102,770
12,500,000 IL Finance Authority (CDHS)[2]	5.500	11/01/2039	12,739,844
5,000,000 IL Finance Authority (CDHS/CDHA)[2]	5.375	11/01/2039	5,092,850
5,425,000 IL Finance Authority (DeKalb Supportive Living)[1]	6.100	12/01/2041	5,326,916
2,000,000 IL Finance Authority (Friendship Village
Schaumburg)	5.000	02/15/2027	1,984,600
7,000,000 IL Finance Authority (Friendship Village
Schaumburg)	5.000	02/15/2037	6,412,210
1,000,000 IL Finance Authority (Lake Forest College)[1]	6.000	10/01/2048	1,062,080
715,000 IL Finance Authority (Luther Oaks)	6.000	08/15/2026	715,500
1,500,000 IL Finance Authority (Luther Oaks)	6.000	08/15/2039	1,500,405
105,000 IL Finance Authority (PHN/PCTC/PC&SHN/PLC/
PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated
Group)[1]	7.750	08/15/2034	106,812
11,050,000 IL Finance Authority (PHN/PCTC/PC&SHN/PLC/
PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated
Group)[1]	7.750	08/15/2034	11,240,723
575,000 IL Finance Authority (Rogers Park Montessori
School)[1]	6.000	02/01/2034	624,490
1,310,000 IL Finance Authority (Rogers Park Montessori
School)[1]	6.125	02/01/2045	1,410,412
575,000 IL Finance Authority (Rosalind Franklin University
of Medicine & Science)[1]	5.000	08/01/2042	633,253
700,000 IL Finance Authority (Rosalind Franklin University
of Medicine & Science)[1]	5.000	08/01/2047	770,385
11,745,000 IL Finance Authority (St. Anthony Lassing)[1]	6.500	12/01/2032	12,063,877

16 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Illinois (Continued)
$1,500,000 IL Finance Authority (The New Admiral at the
Lake)[1]	8.000%	05/15/2040 $	1,595,190
5,775,000 IL Finance Authority (The New Admiral at the
Lake)[1]	8.000	05/15/2046	6,141,481
3,935,000 IL Finance Authority (Villa St. Benedict)[1]	6.125	11/15/2035	4,330,940
4,400,000 IL Finance Authority (Villa St. Benedict)[1]	6.375	11/15/2043	4,865,212
4,625,000 IL GO1	5.000	10/01/2028	5,124,408
3,000,000 IL GO1	5.000	10/01/2028	3,323,940
6,500,000 IL GO1	5.000	10/01/2029	7,192,185
5,000,000 IL GO1	5.000	10/01/2029	5,532,450
10,000,000 IL GO1	5.000	10/01/2030	10,989,400
3,000,000 IL GO1	5.000	10/01/2030	3,296,820
3,360,000 IL GO1	5.000	10/01/2033	3,652,824
5,000,000 IL GO1	5.500	01/01/2029	5,744,800
1,640,000 IL Hsg. Devel. Authority (Stonebridge Gurnee)	5.450	01/01/2046	1,522,658
1,775,000 IL Hsg. Devel. Authority (Stonebridge Gurnee)	5.600	01/01/2056	1,655,205
31,755,000 IL Metropolitan Pier & Exposition Authority
(McCormick Place Exposition)	4.418 [7]	06/15/2047	9,844,368
6,450,000 IL Metropolitan Pier & Exposition Authority
(McCormick Place Exposition)	4.509 [7]	06/15/2043	2,390,370
15,000,000 IL Metropolitan Pier & Exposition Authority
(McCormick Place Exposition)	4.539 [7]	06/15/2046	4,879,800
22,000,000 IL Metropolitan Pier & Exposition Authority
(McCormick Place Exposition)	4.549 [7]	12/15/2056	4,503,400
10,225,000 IL Metropolitan Pier & Exposition Authority
(McCormick Place Exposition)	4.609 [7]	06/15/2044	3,628,955
5,000,000 IL Metropolitan Pier & Exposition Authority
(McCormick Place Exposition)	4.628 [7]	12/15/2041	1,975,200
15,580,000 IL Sales Tax[1]	4.000	06/15/2028	16,540,819
5,000,000 IL Sales Tax[1]	4.000	06/15/2029	5,278,800
10,625,000 IL Sales Tax[1]	4.000	06/15/2030	10,884,250
2,010,000 IL Sales Tax[1]	4.000	06/15/2031	2,094,681
5,820,000 IL Sales Tax[1]	4.000	06/15/2032	5,913,935
5,000,000 IL Sales Tax[1]	4.000	06/15/2032	5,080,700
12,830,000 IL Sales Tax Securitization Corp.[1]	5.000	01/01/2038	14,358,823
4,000,000 IL Sales Tax Securitization Corp.[1]	5.000	01/01/2048	4,404,040
1,778,000 Manhattan, IL Special Service Area Special Tax
(Lakeside Towns Liberty)[5,6]	5.750	03/01/2022	444,500
3,485,000 Plano, IL Special Service Area No. 5[5]	6.000	03/01/2036	2,613,750
5,400,000 Quad Cities, IL Regional EDA (Pheasant Ridge
Apartments)[6]	6.375	08/01/2040	3,939,192
162 Robbins, IL Res Rec (Robbins Res Rec Partners)[1]	7.250	10/15/2024	161
2,440,000 Southwestern IL Devel. Authority (Comprehensive
Mental Health Center)	6.625	06/01/2037	1,858,182
1,500,000 Southwestern IL Devel. Authority (Eden
Retirement Center)	5.850	12/01/2036	1,355,025
10,395,000 Southwestern IL Devel. Authority (Local
Government Programming)[6]	7.000	10/01/2022	6,029,100

17 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Illinois (Continued)
$3,195,000 Southwestern IL Devel. Authority (Village of
Sauget)[1,4]	5.625%	11/01/2026 $	3,078,766
12,555,000 Upper, IL River Valley Devel. Authority (DeerPath
Huntley)[1]	6.500	12/01/2032	12,573,958
4,000,000 Will County, IL GO1	4.000	11/15/2047	4,260,480
			405,314,293

Indiana—2.4%
2,000,000 Allen County, IN Economic Devel. (Storypoint/
SL2016/SLW/SLC/SLFW/SLF Obligated Group)	6.875	01/15/2052	2,135,640
10,000,000 Allen County, IN Multifamily Hsg. (Evergreen
Village Fort Wayne)	6.375	02/01/2039	10,382,100
4,300,000 Carmel, IN Redevel. District COP[1]	6.500	07/15/2035	4,644,086
1,225,000 Chesterton, IN Economic Devel. (Storypoint/
SL2016/SLW/SLC Obligated Group)	6.375	01/15/2051	1,272,750
11,925,000 Columbus, IN Multifamily Hsg. (Vivera Senior
Living)[1,4]	5.625	05/01/2039	11,965,426
5,805,000 East Chicago, IN Solid Waste Disposal (USG
Corp. )[1]	6.375	08/01/2029	5,887,547
3,430,000 Evansville, IN Multifamily Hsg. (Silver Birch
Evansville)[1]	5.450	01/01/2038	3,498,531
7,000,000 Fort Wayne, IN Multifamily Hsg. (Silver Birch at
Cook Road)[1]	5.625	01/01/2038	7,233,940
595,000 Fort Wayne, IN Multifamily Hsg. (Silver Birch Fort
Wayne)[1]	5.125	01/01/2032	608,697
3,850,000 Fort Wayne, IN Multifamily Hsg. (Silver Birch Fort
Wayne)[1]	5.350	01/01/2038	3,900,281
2,050,000 IN Finance Authority (Avondale Meadows
Academy)[1]	5.375	07/01/2047	2,154,140
1,675,000 IN Finance Authority (BHI Senior Living)[1]	5.500	11/15/2031	1,773,540
2,850,000 IN Finance Authority (BHI Senior Living)[1]	5.750	11/15/2041	3,025,731
11,505,000 IN Finance Authority (Marian University)[1]	6.375	09/15/2041	12,319,209
10,000,000 IN Finance Authority (Parkview Health System/
Parkview Hospital Obligated Group)[2]	4.000	11/01/2048	10,497,100
3,950,000 IN Hsg. & Community Devel. Authority (Evergreen
Village Bloomington)[1]	5.500	01/01/2037	4,035,794
6,225,000 IN Hsg. & Community Devel. Authority
(Hammond Assisted Living Community)[1]	5.750	01/01/2036	6,242,305
770,000 Indiana, IA Finance Authority (Irvington
Community School)	5.900	07/01/2038	789,489
685,000 Indiana, IA Finance Authority (Irvington
Community School)	6.000	07/01/2048	702,529
1,095,000 Kokomo, IN Multifamily Hsg. (Silver Birch of
Kokomo)[1]	5.750	01/01/2034	1,154,667
4,570,000 Kokomo, IN Multifamily Hsg. (Silver Birch of
Kokomo)[1]	5.875	01/01/2037	4,800,602
1,060,000 Lafayette, IN Multifamily Hsg. (Glasswater Creek
of Lafayette)[1]	5.600	01/01/2033	1,111,537

18 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Indiana (Continued)
$5,160,000 Lafayette, IN Multifamily Hsg. (Glasswater Creek
of Lafayette)[1]	5.800%	01/01/2037 $	5,394,832
4,965,000 Merrillville, IN Economic Devel. (Belvedere Hsg. )[1]	5.750	04/01/2036	4,757,662
14,565,000 Michigan City, IN Multifamily Hsg. (Silver Birch
Project)[1]	5.150	01/01/2037	14,168,832
17,510,000 Mishawaka, IN Multifamily Hsg. (Hellenic Senior
Living of Mishawaka)[1]	5.750	10/01/2038	17,982,770
4,975,000 Mishawaka, IN Multifamily Hsg. (Silver Birch
Mishawaka)[1]	5.375	01/01/2038	5,048,580
2,560,000 Muncie, IN Multifamily Hsg. (Silver Birch Project)[1]	5.250	01/01/2037	2,581,094
8,000,000 Plainfield, IN Multifamily Hsg. (Glasswater
Creek)[1]	5.375	09/01/2038	8,091,280
3,880,000 Terre Haute, IN Multifamily Hsg. (Silver Birch of
Terre Haute)[1]	5.350	01/01/2038	3,930,673
3,225,000 Vincennes, IN Economic Devel. (Southwest
Indiana Regional Youth Village)	6.250	01/01/2029	3,293,435
			165,384,799

Iowa—0.2%
1,405,000 Clear Lake, IA Senior Hsg. (Timbercrest
Apartments)[1]	6.000	10/01/2043	1,517,245
2,780,000 Clear Lake, IA Senior Hsg. (Timbercrest
Apartments)[1]	6.000	10/01/2048	2,978,742
1,160,000 IA Finance Authority (Boys & Girls Home and
Family Services)[5,6]	5.900	12/01/2028	58,000
750,000 IA Finance Authority Senior Hsg. (PHS Council
Bluffs)[1]	5.000	08/01/2038	766,897
1,750,000 IA Finance Authority Senior Hsg. (PHS Council
Bluffs)[1]	5.125	08/01/2048	1,782,148
2,500,000 IA Finance Authority Senior Hsg. (PHS Council
Bluffs)[1]	5.250	08/01/2055	2,553,150
640,000 IA Finance Authority Senior Hsg. (Wedum Walnut
Ridge)[4]	5.375	06/01/2025	638,170
2,845,000 IA Tobacco Settlement Authority (TASC)[1]	6.500	06/01/2023	2,887,903
			13,182,255

Kansas—0.0%
2,961,065 Olathe, KS Tax Increment (Gateway)[6,8]	5.000	03/01/2026	1,628,586
675,000 Pittsburgh, KS Special Obligation (North
Broadway Redevel. )	4.900	04/01/2024	615,931
			2,244,517

Kentucky—0.4%
1,660,000 Kuttawa, KY (1st Mtg. -GF/Kentucky)[1]	6.750	03/01/2029	1,660,863
1,250,000 KY EDFA (Masonic Home Independent Living II)[1]	7.250	05/15/2041	1,388,250
1,000,000 KY EDFA (Masonic Home Independent Living II)[1]	7.375	05/15/2046	1,113,090
1,000,000 KY EDFA (Owensboro Health/Owensboro Health
Medical Group Obligated Group)[1]	5.000	06/01/2045	1,087,520
6,785,000 KY Municipal Power Agency[1]	5.000	09/01/2034	7,751,048

19 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Kentucky (Continued)
$5,000,000 KY Municipal Power Agency[1]	5.000%	09/01/2036 $	5,642,600
1,900,000 KY Property & Building Commission[1]	5.000	05/01/2031	2,261,551
1,900,000 KY Property & Building Commission[1]	5.000	05/01/2032	2,248,042
900,000 KY Property & Building Commission[1]	5.000	05/01/2033	1,061,487
900,000 KY Property & Building Commission[1]	5.000	05/01/2034	1,057,167
			25,271,618

Louisiana—0.3%
1,200,000 Juban Park, LA Community Devel. District Special
Assessment[5,6]	5.150	10/01/2014	324,000
11,415,000 LA HFA (La Chateau)[1]	7.250	09/01/2039	11,413,972
1,220,000 LA Local Government EF&CD Authority (Better
Waterworks)[1]	5.250	05/01/2043	1,225,356
2,575,000 LA Local Government EF&CD Authority
(Tangipahoa Parish Gomesa)	5.375	11/01/2038	2,728,187
2,300,000 New Orleans, LA Aviation Board (Parking
Facilities)[1]	5.000	10/01/2043	2,662,388
4,220,000 New Orleans, LA Aviation Board (Parking
Facilities)[1]	5.000	10/01/2048	4,867,770
			23,221,673

Maine—0.3%
2,000,000 ME Finance Authority (Casella Waste Systems)[1]	4.375 [10]	08/01/2035	2,047,660
2,000,000 ME H&HEFA (Maine General Medical Center)[1]	6.750	07/01/2041	2,161,080
4,800,000 Rumford, ME Pollution Control (Boise Cascade
Corp. )[1]	6.625	07/01/2020	4,825,488
12,265,000 Rumford, ME Solid Waste Disposal (Boise
Cascade Corp. )[1]	6.875	10/01/2026	12,330,250
			21,364,478

Maryland—1.0%
9,525,000 Baltimore County, MD GO2	4.000	03/01/2040	10,391,399
1,100,000 Baltimore, MD Special Obligation (Center/West
Devel. )[1]	5.375	06/01/2036	1,139,545
1,360,000 Baltimore, MD Special Obligation (Center/West
Devel. )[1]	5.500	06/01/2043	1,412,387
45,950,000 MD Stadium Authority (Construction &
Revitalization Program)[2]	5.000	05/01/2047	53,455,414
			66,398,745

Massachusetts—1.2%
6,905,000 MA Devel. Finance Agency (Lasell College)[1]	6.000	07/01/2041	7,352,030
1,600,702 MA Devel. Finance Agency (Linden Ponds)	1.009 [7]	11/15/2056	427,435
4,565,000 MA Devel. Finance Agency (Linden Ponds)[1]	5.125	11/15/2046	4,766,180
1,000,000 MA Devel. Finance Agency (VOA Concord)[1]	5.200	11/01/2041	1,000,340
8,665,000 MA GO1	5.000	11/01/2043	10,175,396
9,820,000 MA H&EFA (Milford Regional Medical Center)[1]	5.000	07/15/2032	9,912,995
5,755,000 MA HFA, Series C2	5.350	12/01/2042	5,761,509
5,000,000 MA Port Authority Facilities[1]	5.000	07/01/2038	5,983,350

20 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Massachusetts (Continued)
$6,000,000 MA Port Authority Facilities[1]	5.000%	07/01/2039 $	7,160,160
4,000,000 MA Port Authority Facilities[1]	5.000	07/01/2040	4,761,600
10,735,000 MA School Building Authority[1]	4.000	02/15/2039	11,313,831
2,240,000 Saugus, MA GO2	4.000	03/01/2039	2,427,807
2,500,000 Saugus, MA GO2	4.000	03/01/2040	2,714,963
2,670,000 Saugus, MA GO2	4.000	03/01/2041	2,890,517
2,750,000 Saugus, MA GO2	4.000	03/01/2042	2,972,739
			79,620,852

Michigan—2.9%
1,600,000 American Montessori Academy, MI Public School
Academy	7.000	12/01/2046	1,610,096
3,465,000 Arts & Technology Academy Pontiac, MI Public
School Academy	6.000	11/01/2046	3,303,912
2,740,000 Charyl Stockwell Academy, MI Public School
Academy[1]	5.500	10/01/2035	2,747,480
4,140,000 Charyl Stockwell Academy, MI Public School
Academy[1]	5.750	10/01/2045	4,166,496
10,100,000 Detroit, MI City School District[2]	6.000	05/01/2029	12,276,626
1,550,000 Detroit, MI Downtown Devel. Authority[1]	5.000	07/01/2043	1,684,959
13,450,000 Detroit, MI Downtown Devel. Authority[1]	5.000	07/01/2048	14,551,286
803,643 Detroit, MI GO1	5.000	04/01/2020	800,766
906,750 Detroit, MI GO1	5.000	04/01/2021	895,488
155,000 Detroit, MI GO	5.250	04/01/2020	154,529
350,300 Detroit, MI GO1	5.250	04/01/2020	349,235
342,550 Detroit, MI GO	5.250	04/01/2021	340,252
206,150 Detroit, MI GO1	5.250	04/01/2022	203,621
15,500 Detroit, MI GO	5.250	04/01/2023	15,204
1,165,000 Detroit, MI Local Devel. Finance Authority[1]	6.700	05/01/2021	1,169,008
565,000 Detroit, MI Local Devel. Finance Authority[1]	6.850	05/01/2021	567,011
3,150,000 Haslett, MI Public School District[1]	5.000	05/01/2048	3,640,613
200,000 MI Finance Authority (HFHS/HFMHCT/HFWH/
WAFMH Obligated Group)[1]	5.000	11/15/2041	227,972
22,220,000 MI Finance Authority (Thomas M Cooley Law
School)[1]	6.750	07/01/2044	22,923,707
2,000,000 MI Finance Authority (Universal Learning
Academy)[1]	5.750	11/01/2040	2,032,160
1,215,000 MI Hospital Finance Authority (McLaren Health
Care Corp. )[1]	5.000	05/15/2034	1,379,827
5,000,000 MI Hsg. Devel. Authority, Series A1	4.000	12/01/2044	5,232,350
2,500,000 MI Hsg. Devel. Authority, Series A1	4.000	06/01/2049	2,605,175
595,000 MI Public Educational Facilities Authority
(American Montessori)	6.500	12/01/2037	595,184
1,400,000 MI Public Educational Facilities Authority (Old
Redford Academy)[1]	6.000	12/01/2035	1,400,056
1,002,750 MI Strategic Fund Limited Obligation (Wolverine
Human Services)[1]	7.875	08/31/2028	1,004,364
2,200,000 MI Strategic Fund Solid Waste (Genesee Power
Station)[1]	7.500	01/01/2021	2,179,804

21 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Michigan (Continued)
$2,725,780,000 MI Tobacco Settlement Finance Authority	7.965%[7]	06/01/2058 $	74,113,958
3,820,000 Michigan State University[1]	5.000	02/15/2044	4,519,098
5,350,000 Michigan State University[1]	5.000	02/15/2048	6,317,013
1,400,000 Old Redford Academy, MI Public School Academy[1]	5.900	12/01/2030	1,407,028
3,500,000 Summit Academy North, MI Public School
Academy[1]	5.000	11/01/2031	3,543,645
2,800,000 Summit Academy North, MI Public School
Academy[1]	5.000	11/01/2035	2,781,352
13,540,000 Wayne, MI Charter County Airport Facilities
(Northwest Airlines)[1]	6.000	12/01/2029	13,576,693
			194,315,968

Minnesota—0.8%
3,330,000 Bethel, MN Hsg. & Healthcare (Benedictine Living
Communities - St. Peter Communities)[1]	5.500	12/01/2048	3,400,596
1,000,000 Bethel, MN Senior Hsg. (Lodge at Lakes at
Stillwater)[1]	5.000	06/01/2048	1,034,370
600,000 Bethel, MN Senior Hsg. (Lodge at Lakes at
Stillwater)[1]	5.000	06/01/2053	617,388
1,625,000 Bethel, MN Senior Hsg. (Lodge at Lakes at
Stillwater)[1]	5.250	06/01/2058	1,693,526
6,915,000 Brooklyn Center, MN Multifamily Hsg. (Sanctuary
Brooklyn Center)[1]	5.500	11/01/2035	6,967,485
3,115,000 Brooklyn Center, MN Multifamily Hsg. (Sanctuary
Brooklyn Center)[1]	6.500	11/01/2035	2,927,446
5,735,000 Dakota County, MN Community Devel. Agency
(Sanctuary at West St. Paul)	6.000	08/01/2035	5,806,286
380,000 Duluth, MN EDA Health Care Facilities (Cambia
Hills of Bethel)[1]	5.450	12/01/2046	385,396
1,000,000 Duluth, MN EDA Health Care Facilities (Cambia
Hills of Bethel)[1]	5.625	12/01/2055	1,025,040
6,570,000 International Falls, MN Solid Waste Disposal
(Boise Cascade Corp. )	6.850	12/01/2029	6,604,952
1,075,000 Minneapolis, MN Charter School (Spero
Academy)	6.250	07/01/2037	1,092,727
4,740,000 Minneapolis, MN Charter School (Spero
Academy)	6.500	07/01/2048	4,847,788
705,000 Minneapolis, MN Multifamily Hsg. (Blaisdell
Apartments)[1]	5.400	04/01/2028	705,099
5,340,000 Minneapolis, MN Multifamily Hsg. (Blaisdell
Apartments)[1]	5.500	04/01/2042	5,340,053
500,000 Minneapolis, MN Student Hsg. (Riverton
Community Hsg. )[1]	5.000	08/01/2053	520,615
515,000 Red Wing, MN Senior Hsg. (Benedictine Living
Community of Northfield)1	5.000	08/01/2053	523,729
1,425,000 St. Paul, MN Hsg. & Redevel. Authority
(Bridgecreek Senior Place)[1]	7.000	09/15/2037	1,425,513
1,459,941 St. Paul, MN Hsg. & Redevel. Authority (Episcopal
Nursing Home)[1]	5.630	10/01/2033	1,462,569

22 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Minnesota (Continued)
$2,091,000 St. Paul, MN Hsg. & Redevel. Authority (Great
Northern Lofts)[1]	6.250%	03/01/2029 $	1,984,882
1,075,000 St. Paul, MN Hsg. & Redevel. Authority (Great
River School)	5.500	07/01/2052	1,124,106
2,305,000 St. Paul, MN Hsg. & Redevel. Authority Charter
School (Hmong College Prep Academy)[1]	5.500	09/01/2043	2,359,928
			51,849,494

Mississippi—0.3%
1,670,000 Meridian, MS Tax Increment (Meridian
Crossroads)[1]	8.750	12/01/2024	1,720,100
13,015,000 Mississippi State University Educational Building[2]	4.000	08/01/2043	13,810,620
1,395,000 Ridgeland, MS Tax Increment (Colony Park)[1]	5.250	10/01/2027	1,412,173
1,755,000 Ridgeland, MS Tax Increment (Colony Park)[1]	5.375	10/01/2028	1,777,306
16,410,000 Stonebridge, MS Public Improvement District
Special Assessment[5]	7.500	10/01/2042	1,312,800
			20,032,999

Missouri—0.9%
4,900,000 Branson, MO Commerce Park Community
Improvement District[5]	5.750	06/01/2026	1,078,000
2,310,000 Branson, MO IDA (Branson Hills Redevel. )[4]	5.750	05/01/2026	1,647,377
12,200,000 Branson, MO IDA (Branson Hills Redevel. )[4]	7.050	05/01/2027	8,678,714
495,000 Branson, MO IDA (Branson Landing)	5.250	06/01/2021	493,411
2,970,000 Branson, MO IDA (Branson Landing)	5.500	06/01/2029	2,924,767
570,000 Broadway-Fairview, MO Transportation Devel.
District (Columbia)[6,8]	6.125	12/01/2036	370,500
5,000,000 Chesterfield Valley, MO Transportation Devel.
District[1]	0.000 [3]	05/15/2046	2,706,100
545,000 Chillicothe, MO Tax Increment (South U. S. 65)	5.500	04/01/2021	484,603
3,100,000 Chillicothe, MO Tax Increment (South U. S. 65)	5.625	04/01/2027	2,306,462
1,000,000 Kansas City, MO IDA (Sales Tax)[1]	5.000	04/01/2036	1,022,230
740,000 Kansas City, MO IDA (Sales Tax)[1]	5.000	04/01/2046	745,994
1,112,000 Kansas City, MO IDA (West Paseo)[1]	6.750	07/01/2036	1,112,222
1,200,000 Lees Summit, MO IDA (Kensington Farms)[5]	5.500	03/01/2021	768,000
750,000 Lees Summit, MO IDA (Kensington Farms)[5]	5.750	03/01/2029	480,000
2,800,000 Lees Summit, MO Tax (Summit Fair Community
Improvement District)[1]	6.000	05/01/2042	2,810,444
3,020,000 MO Dardenne Town Square Transportation Devel.
District[8]	5.000	05/01/2026	1,555,300
3,825,000 MO Dardenne Town Square Transportation Devel.
District[8]	5.000	05/01/2036	1,969,875
180,000 MO Grindstone Plaza Transportation Devel.
District	5.250	10/01/2021	177,197
400,000 MO Grindstone Plaza Transportation Devel.
District	5.400	10/01/2026	377,328
115,000 MO Grindstone Plaza Transportation Devel.
District	5.550	10/01/2036	100,450
2,000,000 Move Rolla, MO Transportation Devel. District[1]	4.625	06/01/2042	2,105,500

23 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Missouri (Continued)
$700,000 Northwoods, MO Transportation Devel. District	5.850%	02/01/2031 $	659,652
2,750,000 Saint Charles County, MO IDA (Suemandy/Mid-
Rivers Community Improvement District)[1]	5.000	10/01/2046	2,721,538
3,100,000 St. Louis County, MO IDA (University Place
Transportation Development District)[1]	5.875	03/01/2033	3,140,424
4,580,000 St. Louis, MO IDA (Railway Exchange Building
Redevel. )[5,6]	8.000	04/27/2033	137,400
2,000,000 St. Louis, MO Land Clearance Redevel. Authority
(14th & Market Community Improvement
District)[1]	6.375	04/01/2043	1,983,440
4,000,000 St. Louis, MO Land Clearance Redevel. Authority
(Scottrade Center)[1]	5.000	04/01/2038	4,521,320
2,442,000 St. Louis, MO Tax Increment (1601 Washington
Redevel. )[6,8]	6.000	08/21/2026	683,760
2,030,982 St. Louis, MO Tax Increment (Pet Building
Redevel. )	5.500	05/29/2028	1,363,906
1,660,000 St. Louis, MO Tax Increment (Printers Lofts)[6,8]	6.000	08/21/2026	415,000
3,043,000 St. Louis, MO Tax Increment (Security Building
Redevel. )[6,8]	6.300	04/01/2027	699,890
2,285,000 St. Louis, MO Tax Increment (Washington East
Condominiums)[6]	5.500	01/20/2028	1,142,500
1,510,000 St. Louis, MO Tax Increment (Washington East
Condominiums)[6,8]	5.500	01/20/2028	362,400
1,108,000 St. Louis, MO Tax Increment Financing, Series A6	5.500	09/02/2028	498,600
1,865,000 Stone Canyon, MO Improvement District
(Infrastructure)[5,6]	5.700	04/01/2022	522,200
975,000 Stone Canyon, MO Improvement District
(Infrastructure)[5,6]	5.750	04/01/2027	273,000
4,900,000 Western Gateway, MO Transportation Devel.
District (I-470)[1]	5.250	12/01/2048	4,994,864
			58,034,368

Montana—0.0%
5,935,000 Hardin, MT Tax Increment Industrial Infrastructure
Devel. (Rocky Mountain Power)[6,8]	6.250 [3]	09/01/2031	860,575

Nebraska—0.0%
2,500,000 NE Central Plains Gas Energy[1]	5.000	09/01/2042	3,144,800

Nevada—1.3%
17,500,000 Clark County, NV GO1	5.000	05/01/2048	20,505,100
27,500,000 Clark County, NV GO2	5.000	05/01/2048	32,186,688
26,160,000 Clark County, NV GO (Stadium Improvements)[1]	5.000	06/01/2043	30,773,839
975,000 Clark County, NV Improvement District[1]	5.000	02/01/2026	979,085
750,000 Clark County, NV Improvement District[1]	5.050	02/01/2031	752,708
85,000 Mesquite, NV Special Improvement District
(Canyon Creek)[1]	5.400	08/01/2020	85,367
300,000 Mesquite, NV Special Improvement District
(Canyon Creek)[1]	5.500	08/01/2025	300,726

24 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Nevada (Continued)
$30,000,000 Reno, NV Sales Tax	6.143%[7]	07/01/2058 $	3,732,600
			89,316,113

New Hampshire—0.1%
1,340,000 NH Business Finance Authority (Huggins
Hospital)[1]	6.875	10/01/2039	1,368,904
100,000 NH H&EFA (Hillside Village)	5.250	07/01/2027	101,770
1,725,000 NH H&EFA (Hillside Village)	6.125	07/01/2037	1,840,540
3,875,000 NH H&EFA (Hillside Village)	6.125	07/01/2052	4,105,369
865,000 NH H&EFA (Hillside Village)	6.250	07/01/2042	926,502
			8,343,085

New Jersey—1.8%
3,583,000 Newark, NJ GO1	5.000	07/15/2029	3,860,897
5,000,000 NJ EDA[1]	5.000	06/15/2041	5,413,900
40,000 NJ EDA (Continental Airlines)[1]	4.875	09/15/2019	40,348
3,750,000 NJ EDA (Continental Airlines)[1]	5.625	11/15/2030	4,269,488
2,055,000 NJ EDA (Friends of Teaneck Community Charter
School)[1]	5.125	09/01/2052	2,143,283
690,000 NJ EDA (Golden Door Charter School)[1]	6.500	11/01/2052	756,557
1,865,000 NJ EDA (Hatikvah International Academy Charter
School)	5.375	07/01/2047	1,911,271
565,000 NJ EDA (Leap Academy Charter School)[1]	6.000	10/01/2034	579,899
750,000 NJ EDA (Leap Academy Charter School)[1]	6.200	10/01/2044	766,515
500,000 NJ EDA (Leap Academy Charter School)[1]	6.300	10/01/2049	512,840
5,000,000 NJ EDA (Marion P Thomas Charter School)	5.375	10/01/2050	5,064,250
195,000 NJ EDA (Marion P Thomas Charter School)	5.500	10/01/2020	195,517
3,430,000 NJ EDA (Newark Downtown District Management
Corp. )[1]	5.125	06/15/2037	3,924,263
1,875,000 NJ EDA (North Star Academy Charter School of
Newark)[1]	5.000	07/15/2047	2,043,225
1,000,000 NJ EDA (Paterson Charter School Science &
Technology)[1]	6.100	07/01/2044	1,010,190
650,000 NJ EDA (Provident Group-Kean Properties)[1]	5.000	07/01/2047	701,408
2,630,000 NJ EDA (University Heights Charter School)	5.750	09/01/2050	2,787,511
5,000,000 NJ Educational Facilities Authority (College of St.
Elizabeth)[1]	5.000	07/01/2046	5,216,700
5,000,000 NJ Health Care Facilities Financing Authority
(Village Drive Healthcare Urban Renewal)	5.750	10/01/2038	5,054,000
44,350,000 NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2046	46,322,688
18,650,000 NJ Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2046	20,384,450
10,000,000 NJ Transportation Trust Fund Authority	4.497 [7]	12/15/2037	4,973,100
3,300,000 NJ Transportation Trust Fund Authority[1]	5.000	06/15/2031	3,742,926
210,000 Weehawken Township, NJ GO1	6.000	08/01/2021	220,567
210,000 Weehawken Township, NJ GO1	6.000	08/01/2022	220,490
			122,116,283

New Mexico—0.1%
615,000 Boulders, NM Pubic Improvement District[1]	5.750	10/01/2044	623,179

25 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
New Mexico (Continued)
$70,000 Mariposa East, NM Public Improvement District[1]	5.900%	09/01/2032 $	70,544
450,000 Mariposa East, NM Public Improvement District[1]	5.900 [3]	09/01/2032	453,497
535,000 Mariposa East, NM Public Improvement District	5.900	09/01/2032	524,803
410,000 Mariposa East, NM Public Improvement District	12.874 [7]	03/01/2032	188,600
1,925,000 NM Trails Public Improvement District	7.750	10/01/2038	1,757,467
			3,618,090

New York—12.2%
5,000,000 Erie County, NY Tobacco Asset Securitization
Corp.[1]	5.000	06/01/2038	4,950,000
17,700,000 Erie County, NY Tobacco Asset Securitization
Corp.	5.630 [7]	06/01/2055	915,444
4,245,000 Essex County, NY IDA (Champlain Valley Milling
Corp. )	6.250	06/01/2047	4,319,967
5,400,000 Guilderland, NY IDA (Promenade Albany Senior
Living)	5.875	01/01/2052	5,437,530
8,500,000 Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2037	10,031,615
5,000,000 L. I. , NY Power Authority[1]	5.000	09/01/2042	5,819,800
1,000,000 Monroe County, NY Industrial Devel. Corp. (St.
John Fisher College)[1]	6.000	06/01/2030	1,081,650
2,937,408 Nassau County, NY IDA (Amsterdam at
Harborside)[5]	2.000	01/01/2049	477,329
911,543 Nassau County, NY IDA (Amsterdam at
Harborside)	5.500	07/01/2020	915,235
144,966 Nassau County, NY IDA (Amsterdam at
Harborside)	5.875	01/01/2023	148,035
922,500 Nassau County, NY IDA (Amsterdam at
Harborside)	6.500	01/01/2032	950,498
1,761,557 Nassau County, NY IDA (Amsterdam at
Harborside)	6.700	01/01/2049	1,775,561
6,100,000 Nassau County, NY IDA (Amsterdam at
Harborside)	6.700	01/01/2049	6,148,495
234,000,000 NY Counties Tobacco Trust V	6.732 [7]	06/01/2060	7,686,900
37,380,000 NY Liberty Devel. Corp. (Bank of America Tower)[2]	5.125	01/15/2044	38,239,222
5,005,000 NY MTA[1]	5.250	11/15/2056	5,728,923
3,000,000 NY MTA (Green Bond)[1]	5.000	11/15/2042	3,532,170
22,270,000 NY MTA (Green Bond)[1]	5.000	11/15/2045	25,942,991
10,470,000 NY MTA (Green Bond)[1]	5.000	11/15/2051	12,038,301
10,000,000 NY MTA (Green Bond)[2]	5.250	11/15/2057	11,782,550
13,190,000 NY MTA Hudson Rail Yards[1]	5.000	11/15/2056	14,401,633
4,680,000 NY MTA, Series D1	4.000	11/15/2042	4,982,000
900,000 NY MTA, Series D1	5.250	11/15/2029	1,046,178
900,000 NY MTA, Series D1	5.250	11/15/2033	1,046,178
1,975,000 NYC GO1	5.000	04/01/2039	2,353,015
10,000,000 NYC GO1	5.000	12/01/2040	11,977,200
9,850,000 NYC GO1	5.000	12/01/2041	11,778,827
8,670,000 NYC IDA (Brooklyn Navy Yard Cogeneration
Partners)[1]	6.200	10/01/2022	9,653,958
5,000,000 NYC Municipal Water Finance Authority[1]	5.000	06/15/2038	5,903,150

26 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
New York (Continued)
$16,810,000 NYC Transitional Finance Authority[2]	5.000%	05/01/2041 $	19,905,385
5,000,000 NYC Transitional Finance Authority (Building Aid)[1]	4.000	07/15/2037	5,482,900
25,000,000 NYC Transitional Finance Authority (Building Aid)[2]	5.000	07/15/2035	30,165,125
15,000,000 NYC Transitional Finance Authority (Future Tax)[2]	4.000	08/01/2041	16,082,138
1,360,000 NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2032	1,626,519
2,450,000 NYC Transitional Finance Authority (Future Tax)[1]	5.000	08/01/2040	2,921,013
9,545,000 NYC Transitional Finance Authority (Future Tax)[1]	5.000	08/01/2040	11,210,030
53,425,000 NYC Transitional Finance Authority (Future Tax)[2]	5.000	08/01/2041	62,547,208
75,000,000 NYC Transitional Finance Authority (Future Tax)[2]	5.000	05/01/2042	87,424,125
13,000,000 NYC Transitional Finance Authority (Future Tax)[2]	5.000	08/01/2042	15,427,393
20,140,000 NYC Transitional Finance Authority (Future Tax)[2]	5.000	08/01/2045	23,493,965
12,095,000 NYC Transitional Finance Authority (Future Tax)[1]	5.000	08/01/2045	14,133,008
25,000,000 NYS DA (Sales Tax)[2]	5.000	03/15/2037	29,951,750
6,500,000 NYS DA (Sales Tax)[1]	5.000	03/15/2037	7,863,050
13,270,000 NYS DA (Sales Tax)[2]	5.000	03/15/2039	15,791,839
15,000,000 NYS DA (Sales Tax)[2]	5.000	03/15/2040	17,795,775
10,000,000 NYS DA (Sales Tax)[1]	5.000	03/15/2040	11,878,300
31,720,000 NYS DA (Sales Tax)[2]	5.000	03/15/2041	37,571,626
10,000,000 NYS DA (Sales Tax)[2]	5.000	03/15/2041	11,928,800
5,000,000 NYS DA (Sales Tax)[1]	5.000	03/15/2042	5,957,450
15,000,000 NYS DA (Sales Tax)[2]	5.000	03/15/2044	17,442,638
17,200,000 NYS DA (St. Mary's Hospital for Children)[1,4]	7.875	11/15/2041	17,889,032
6,500,000 NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2043	7,517,380
6,705,000 NYS DA (State University of New York)[1]	5.000	07/01/2048	7,667,905
8,320,000 NYS EFC (Clean Water & Drinking Revolving
Funds)[1]	5.000	06/15/2048	9,914,861
21,750,000 NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.750	11/15/2051	23,846,047
13,000,000 NYS Transportation Devel. Corp. (American
Airlines/JFK International Airport)[1]	5.000	08/01/2026	13,711,750
5,150,000 NYS Transportation Devel. Corp. (Delta Air Lines/
LaGuardia Airport Terminals)[1]	4.000	01/01/2036	5,352,601
2,525,000 NYS Transportation Devel. Corp. (LaGuardia
Airport Terminal B Redevel. )[1]	4.000	07/01/2031	2,650,871
2,500,000 NYS Transportation Devel. Corp. (LaGuardia
Airport Terminal B Redevel. )[1]	5.000	07/01/2034	2,754,025
2,500,000 NYS Transportation Devel. Corp. (LaGuardia
Airport Terminal B Redevel. )[1]	5.000	07/01/2046	2,713,200
9,500,000 NYS Transportation Devel. Corp. (LaGuardia
Airport Terminal B Redevel. )[1]	5.250	01/01/2050	10,378,655
5,750,000 NYS UDC (State Personal Income Tax Authority)[1]	5.000	03/15/2041	6,764,990
200,000 Port Authority NY/NJ (JFK International Air
Terminal)[1]	5.750	12/01/2025	208,136
810,000 Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2019	828,306
11,050,000 Port Authority NY/NJ, 200th Series[2]	5.000	04/15/2057	12,726,231
13,000,000 Port Authority NY/NJ, 205th Series[2]	5.000	05/15/2057	15,099,500
2,000,000 Port Authority NY/NJ, 206th Series[2]	5.000	11/15/2042	2,315,720
19,725,000 Port Authority NY/NJ, 206th Series[2]	5.000	11/15/2047	22,762,363
8,385,000 Suffolk, NY Tobacco Asset Securitization Corp.	6.000	06/01/2048	8,396,404

27 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
New York (Continued)
$600,000 Yonkers, NY IDA (St. Joseph's Hospital), Series
98 -C	6.200%		03/01/2020 $	600,654
				831,763,023

North Carolina—0.1%
1,650,000 NC Medical Care Commission (Whitestone)[1]	7.750		03/01/2031	1,825,940
5,415,000 NC Turnpike Authority[1]	5.000		01/01/2038	6,372,859
				8,198,799

North Dakota—0.1%
6,500,000 Grand Forks, ND (Red River Biorefinery)	5.375		09/15/2038	6,091,930

Ohio—7.4%
9,950,000 Allen County, OH Hospital Facilities (Catholic
Healthcare)[2]	5.000		06/01/2038	10,298,351
7,385,000 Brecksville-Broadview Heights, OH City School
District[1]	5.250		12/01/2054	8,255,544
10,975,000 Buckeye, OH Tobacco Settlement Financing
Authority (TASC)	5.125		06/01/2024	10,316,829
17,320,000 Buckeye, OH Tobacco Settlement Financing
Authority (TASC)	5.375		06/01/2024	16,429,925
9,195,000 Buckeye, OH Tobacco Settlement Financing
Authority (TASC)	5.750		06/01/2034	8,728,997
43,385,000 Buckeye, OH Tobacco Settlement Financing
Authority (TASC)	5.875		06/01/2030	41,541,137
85,985,000 Buckeye, OH Tobacco Settlement Financing
Authority (TASC)[1]	5.875		06/01/2047	81,687,470
12,937,000 Buckeye, OH Tobacco Settlement Financing
Authority (TASC)[1]	6.000		06/01/2042	12,749,413
62,055,000 Buckeye, OH Tobacco Settlement Financing
Authority (TASC)	6.250	[3]	06/01/2037	61,258,214
68,160,000 Buckeye, OH Tobacco Settlement Financing
Authority (TASC)[1]	6.500		06/01/2047	67,997,779
433,800,000 Buckeye, OH Tobacco Settlement Financing
Authority (TASC)	6.542	[7]	06/01/2052	10,276,722
5,645,000 Butler County, OH Port Authority (Maple Knoll
Communities)[1]	7.000		07/01/2043	6,226,774
1,000,000 Butler County, OH Port Authority (Storypoint/
SL2016/SLW/SLC/SLFW/SLF Obligated Group)	6.250		01/15/2034	1,048,400
1,000,000 Butler County, OH Port Authority (Storypoint/
SL2016/SLW/SLC/SLFW/SLF Obligated Group)	6.375		01/15/2043	1,049,120
2,250,000 Butler County, OH Port Authority (Storypoint/
SL2016/SLW/SLC/SLFW/SLF Obligated Group)	6.500		01/15/2052	2,360,723
815,000 Cleveland-Cuyahoga County, OH Port Authority
(Playhouse Square Foundation)[1]	5.250		12/01/2038	915,400
735,000 Cleveland-Cuyahoga County, OH Port Authority
(Playhouse Square Foundation)[1]	5.500		12/01/2043	831,381
2,900,000 Cleveland-Cuyahoga County, OH Port Authority
(Playhouse Square Foundation)[1]	5.500		12/01/2053	3,255,540

28 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Ohio (Continued)
$205,000 Columbus-Franklin County, OH Finance Authority,
Series A1	6.000%	05/15/2035 $	207,474
14,550,000 Cuyahoga County, OH Hospital (Metro Health
System)[1]	5.500	02/15/2052	16,361,766
4,900,000 Cuyahoga County, OH Hospital (Metro Health
System)[1]	5.500	02/15/2057	5,490,744
36,060,000 Gallia County, OH Hospital Facilities
(Holzer/HHlthS/HMCG/HMCJ Obligated Group)	8.000	07/01/2042	40,762,585
1,450,000 Hancock County, OH Hospital (BVRHC/BVHF
Obligated Group)[1]	6.250	12/01/2034	1,585,836
20,000 Lake County, OH Hospital Facilities (Lake Hospital
System)[1]	5.750	08/15/2038	20,063
315,000 Lorain County, OH Port Authority (Alumalloy
LLC)[1,4]	6.000	11/15/2025	315,003
10,000,000 Montgomery County, OH (Miami Valley Hospital)[2]	5.750	11/15/2023	10,528,600
1,090,000 Norwood, OH Special Obligation (Central Parke)[1]	6.000	12/01/2046	1,118,678
2,000,000 OH Air Quality Devel. Authority (FirstEnergy
Generation)[5]	3.100 [10]	03/01/2023	1,825,000
7,750,000 OH Air Quality Devel. Authority (FirstEnergy
Generation)[5]	3.750 [10]	12/01/2023	7,071,875
10,795,000 OH Air Quality Devel. Authority (FirstEnergy
Generation)[5]	4.250 [10]	08/01/2029	10,795,000
700,000 OH Air Quality Devel. Authority (FirstEnergy
Generation)[5]	5.625	06/01/2018	700,000
5,400,000 OH HFA (Sanctuary at Springboro)	5.450	01/01/2038	5,497,686
10,960,000 OH Higher Educational Facility Commission
(Denison University)[1]	5.000	11/01/2044	13,028,919
23,700,000 OH Higher Educational Facility Commission
(Hiram College)[1]	6.000	10/01/2041	24,876,468
5,750,000 OH Higher Educational Facility Commission
(Menorah Park)[1]	5.250	01/01/2048	5,865,863
1,500,000 OH Water Devel. Authority (FirstEnergy
Generation)[5]	3.000	05/15/2019	1,368,750
1,125,000 Port of Greater Cincinnati, OH Devel. Authority
(Public Parking Infrastructure)	6.300	02/15/2024	1,108,035
2,500,000 Port of Greater Cincinnati, OH Devel. Authority
(Public Parking Infrastructure)	6.400	02/15/2034	2,414,100
4,100,000 Southeastern OH Port Authority Hospital Facility
(Memorial Health System)[1]	5.750	12/01/2032	4,423,736
1,225,000 Toledo-Lucas County, OH Port Authority
(Storypoint/SL2016/SLW/SLC Obligated Group)	6.125	01/15/2034	1,274,772
1,700,000 Toledo-Lucas County, OH Port Authority
(Storypoint/SL2016/SLW/SLC Obligated Group)	6.375	01/15/2051	1,766,266

29 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Ohio (Continued)
$1,436,519 Toledo-Lucas County, OH Port Authority (Town
Square at Levis Commons)[1,4]	5.400%	11/01/2036 $	1,367,451
			505,002,389

Oklahoma—0.3%
5,000,000 Atoka County, OK Healthcare Authority (Atoka
Memorial Hospital)	6.625	10/01/2037	4,000,000
14,000,000 OK Devel. Finance Authority (OU Medicine)[1]	5.500	08/15/2057	16,068,500
100,000 OK Ordnance Works Authority Sewer & Solid
Waste Disposal Facilities (Ralston Purina Group)[1]	6.500	09/01/2026	100,317
			20,168,817

Oregon—0.4%
17,045,000 Clackamas County, OR School District No. 62C
(Oregon City)[1]	5.000	06/15/2049	20,169,519
700,000 OR Facilities Authority (Concordia University)[1]	6.125	09/01/2030	736,246
2,625,000 OR Facilities Authority (Personalized Learning-
Redmond Proficiency Academy)1	5.250	06/15/2051	2,630,276
1,740,000 OR Facilities Authority (Personalized Learning-
Redmond Proficiency Academy)1	5.750	06/15/2046	1,797,786
			25,333,827

Pennsylvania—2.9%
17,800,000 Allegheny County, PA HDA (Allegheny Health
Network)[1]	5.000	04/01/2047	20,303,570
1,000,000 Allentown, PA Neighborhood Improvement Zone[1]	5.000	05/01/2033	1,119,840
3,000,000 Allentown, PA Neighborhood Improvement Zone[1]	5.000	05/01/2042	3,262,620
8,000,000 Allentown, PA Neighborhood Improvement Zone	5.375	05/01/2042	8,452,560
22,300,000 Beaver County, PA IDA (FirstEnergy Generation)[5]	4.500 [10]	06/01/2028	22,300,000
2,700,000 Chester County, PA H&EFA (Immaculata
University)[1]	7.000	11/01/2041	3,301,317
5,180,000 Chester County, PA IDA (Hickman Friends Senior
Community of West Chester)	5.500	01/01/2052	5,289,920
525,000 Chester County, PA IDA (Woodlands at
Graystone)	5.000	03/01/2038	543,538
1,050,000 Chester County, PA IDA (Woodlands at
Graystone)	5.125	03/01/2048	1,085,721
2,750,000 Crawford County, PA Hospital Authority (MMedC/
COHS/MMedCF/MPS/HCCO/TAHC/TAH/TAHCF/
TAHS/CVHC/HCrawC/FCIM Obligated Group)	6.000	06/01/2046	3,094,547
3,215,000 Crawford County, PA Hospital Authority (MMedC/
COHS/MMedCF/MPS/HCCO/TAHC/TAH/TAHCF/
TAHS/CVHC/HCrawC/FCIM Obligated Group)	6.000	06/01/2051	3,592,441
5,000 Lancaster, PA GO1	4.000	11/01/2040	5,318
4,775,000 Lancaster, PA GO1	4.000	11/01/2043	5,065,081
185,000 Luzerne County, PA IDA[1]	7.500	12/15/2019	191,567
500,000 Luzerne County, PA IDA[1]	7.750	12/15/2027	518,515
1,260,000 Montgomery County, PA HEHA (Pennsylvania
LTC)[1]	5.000	12/01/2032	1,248,925

30 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Pennsylvania (Continued)
$1,705,000 Montgomery County, PA HEHA (Pennsylvania
LTC)[1]	5.250%	12/01/2037 $	1,694,923
500,000 Montgomery County, PA HEHA (Pennsylvania
LTC)[1]	5.300	12/01/2038	496,965
3,140,000 Montgomery County, PA HEHA (Pennsylvania
LTC)[1]	5.375	12/01/2047	3,105,931
8,238,655 Northampton County, PA IDA (Northampton
Generating)[6,8,9]	5.000	12/31/2023	2,471,596
1,742,591 Northampton County, PA IDA (Northampton
Generating)[6,8,9]	5.000	12/31/2023	522,777
15,000,000 PA EDFA (FirstEnergy Generation)[5]	4.500 [10]	06/01/2028	15,000,000
1,210,000 PA EDFA (UPMC/M-WHOUPMC/UPMC-P/UPMC-
PS/UPMC-SM Obligated Group)[1]	4.000	03/15/2036	1,296,140
2,150,000 PA GO1	4.000	09/15/2031	2,360,915
2,980,000 PA GO1	4.000	09/15/2032	3,262,325
12,500,000 PA GO1	4.000	03/01/2035	13,580,125
4,000,000 PA HEFA (Shippensburg University)[1]	6.250	10/01/2043	4,433,600
1,370,000 PA HEFA (Ursinus College)[1]	5.000	01/01/2027	1,458,968
13,395 PA HFA Multifamily Hsg. (Country Commons
Apartments)[1]	3.600	08/01/2035	14,033
3,000,000 PA Public School Building Authority (School
District of Philadelphia)[1]	5.000	04/01/2030	3,178,260
7,500,000 PA Southcentral General Authority (Wellspan
Health Obligated Group)[1]	5.000	06/01/2049	8,813,550
20,000,000 PA State Public School Building Authority
(Philadelphia School District)[1]	5.000	06/01/2032	23,242,200
1,500,000 Philadelphia, PA Authority for Industrial Devel.
(Architecture & Design Charter School)[1]	6.125	03/15/2043	1,167,000
725,000 Philadelphia, PA Authority for Industrial Devel.
(Green Woods Charter School)[1]	5.500	06/15/2022	748,418
2,000,000 Philadelphia, PA Authority for Industrial Devel.
(Green Woods Charter School)[1]	5.500	06/15/2032	2,085,880
8,430,000 Philadelphia, PA Authority for Industrial Devel.
(University of the Arts)[1]	5.000	03/15/2045	8,703,891
2,390,000 Philadelphia, PA Gas Works[1]	5.000	10/01/2033	2,761,334
3,350,000 Philadelphia, PA H&HEFA (Temple University
Health System)[1]	5.625	07/01/2036	3,616,258
5,250,000 Philadelphia, PA H&HEFA (Temple University
Health System)[1]	5.625	07/01/2042	5,648,055
785,000 Reading, PA School District[1]	5.000	03/01/2035	910,192
720,000 Reading, PA School District[1]	5.000	03/01/2036	831,917
2,500,000 Wilkes-Barre, PA Area School District[1]	4.000	04/15/2049	2,616,300
5,470,000 York, PA GO1	7.250	11/15/2041	6,202,488
			199,599,521

Rhode Island—0.3%
44,240,000 Central Falls, RI Detention Facility[5]	7.250	07/15/2035	7,963,200
5,000,000 RI Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2035	5,367,800

31 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Rhode Island (Continued)
$5,000,000 RI Tobacco Settlement Financing Corp. (TASC)[1]	5.000%	06/01/2040 $	5,306,400
			18,637,400

South Carolina—1.0%
6,144,000 Hardeeville, SC Assessment Revenue (Anderson
Tract Municipal Improvement District)[4]	7.750	11/01/2039	6,149,837
12,555,000 Lancaster County, SC School District[2]	4.000	03/01/2036	13,568,090
12,791,000 Richland County, SC Assessment Revenue (Village
at Sandhill Improvement District)[6]	6.200	11/01/2036	11,230,242
6,915,055 SC Connector 2000 Assoc. Toll Road, Series B	2.871 [7]	01/01/2020	6,604,154
186,954 SC Connector 2000 Assoc. Toll Road, Series B	6.295 [7]	01/01/2026	114,165
7,875,561 SC Connector 2000 Assoc. Toll Road, Series B	6.620 [7]	01/01/2024	5,601,729
1,500,000 SC Ports Authority[1]	5.000	07/01/2043	1,735,050
1,500,000 SC Ports Authority[1]	5.000	07/01/2055	1,699,995
11,000,000 SC Public Service Authority[1]	5.000	12/01/2055	12,111,880
5,070,000 SC Public Service Authority (Santee Cooper)[1]	5.000	12/01/2029	5,411,211
6,465,000 SC Public Service Authority (Santee Cooper)[1]	5.500	12/01/2033	7,274,612
			71,500,965

Tennessee—0.4%
1,000,000 Bristol, TN Industrial Devel. Board	5.022 [7]	12/01/2022	841,150
10,765,000 Memphis, TN GO2	4.000	06/01/2047	11,435,456
7,250,000 Memphis-Shelby County, TN Airport Authority[1]	5.000	07/01/2043	8,379,767
600,000 Nashville, TN Metropolitan Development & Hsg.
Agency (Fifth & Broadway Devel. District)[1]	5.125	06/01/2036	643,866
9,000,000 Shelby County, TN HE&HFB (Trezevant Manor)	5.500	09/01/2047	8,948,070
6,350,000 Shelby County, TN HE&HFB (Trezevant Manor)	8.000	09/01/2044	317,500
			30,565,809

Texas—9.6%
890,000 Argyle, TX Special Assessment (Highlands Argyle
Public Improvement District No. 1)	5.000	09/01/2037	894,761
1,475,000 Argyle, TX Special Assessment (Highlands Argyle
Public Improvement District No. 1)	5.250	09/01/2047	1,483,791
1,325,000 Arlington, TX Higher Education Finance Corp.
(Leadership Prep School)[1]	5.000	06/15/2046	1,340,317
785,000 Arlington, TX Higher Education Finance Corp.
(UMEP)[1]	5.000	08/15/2053	775,690
4,115,000 Arlington, TX Higher Education Finance Corp.
(Winfree Academy Charter School)[1]	5.750	08/15/2043	4,273,222
675,000 Aubrey, TX Special Assessment (Jackson Ridge
Public Improvement District No. 1)[1]	7.250	09/01/2045	695,365
260,000 Beaumont, TX Multifamily HDC (Madison on the
Lake Apartments)[1]	7.750	12/01/2028	240,609
15,135,000 Cambridge, TX Student Hsg. (Cambridge Student
Hsg. Devel. )[5]	7.000	11/01/2039	6,054,000
625,000 Celina, TX Special Assessment[1]	5.375	09/01/2028	639,350
400,000 Celina, TX Special Assessment[1]	5.500	09/01/2032	408,140
1,100,000 Celina, TX Special Assessment[1]	5.875	09/01/2040	1,121,538

32 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Texas (Continued)
$1,870,000 Celina, TX Special Assessment[1]	6.250%	09/01/2045 $	1,944,351
3,970,000 Celina, TX Special Assessment	7.500	09/01/2045	4,263,939
1,000,000 Celina, TX Special Assessment (Sutton Fields II)	7.250	09/01/2045	1,009,480
750,000 Clifton, TX Higher Education Finance Corp. (Idea
Public Schools)[1]	5.750	08/15/2041	816,922
5,000,000 Clifton, TX Higher Education Finance Corp.
(International American Education Federation)	6.000	08/15/2038	5,305,150
1,250,000 Crane, TX Independent School District[1]	5.000	02/15/2030	1,253,600
5,000,000 Cypress-Fairbanks, TX Independent School
District[1]	4.000	02/15/2043	5,409,550
4,250,000 Denton, TX Independent School District[1]	4.000	08/15/2048	4,576,060
34,970,000 Denton, TX Independent School District[2]	5.000	08/15/2045	39,590,771
1,645,000 Edinburg, TX Economic Devel. Corp.[1,4]	5.000	08/15/2044	1,671,764
1,300,000 Flower Mound, TX Special Assessment (River
Walk Public Improvement District No. 1)[1]	6.125	09/01/2028	1,328,665
1,500,000 Flower Mound, TX Special Assessment (River
Walk Public Improvement District No. 1)[1]	6.500	09/01/2036	1,529,865
2,000,000 Flower Mound, TX Special Assessment (River
Walk Public Improvement District No. 1)[1]	6.750	09/01/2043	2,033,620
2,100,000 Galveston, TX Special Assessment	5.625	09/01/2028	1,768,536
3,700,000 Galveston, TX Special Assessment	6.000	09/01/2038	3,044,064
3,500,000 Galveston, TX Special Assessment	6.125	09/01/2044	2,862,020
15,000,000 Grand Parkway, TX Transportation Corp.[2]	5.000	10/01/2043	17,669,513
32,525,000 Grand Parkway, TX Transportation Corp.[2]	5.000	10/01/2048	38,102,356
5,000,000 Grand Parkway, TX Transportation Corp.[1]	5.000	10/01/2048	5,863,800
10,000,000 Grand Parkway, TX Transportation Corp.[2]	5.000	04/01/2053	10,792,500
11,238,709 Gulf Coast, TX IDA (Microgy Holdings)[5,6]	7.000	12/01/2036	112
20,000 Gulf Coast, TX IDA Solid Waste (Citgo Petroleum
Corp. )[1]	8.000	04/01/2028	20,105
3,225,000 Harris County, TX Cultural Education Facilities
Finance Corp. (Space Center Houston)[1]	7.000	08/15/2028	3,274,955
8,250,000 Houston, TX Airport System (United Airlines)[1]	5.000	07/15/2028	9,620,407
380,000 Houston, TX Higher Education Finance Corp.
(Cosmos Foundation)[1]	6.500	05/15/2031	415,465
435,000 Houston, TX Higher Education Finance Corp.
(Cosmos Foundation)[1]	6.500	05/15/2031	475,599
500,000 Houston, TX Higher Education Finance Corp.
(Ninos)[1]	6.000	08/15/2036	510,485
750,000 Houston, TX Higher Education Finance Corp.
(Ninos)[1]	6.000	08/15/2041	764,130
7,500,000 Katy, TX Independent School District[1]	4.000	02/15/2047	8,004,300
5,000,000 Katy, TX Independent School District[1]	4.000	02/15/2048	5,368,300
400,000 Leander, TX Special Assessment (Oak Creek
Public Improvement District)[1]	5.375	09/01/2028	401,236
600,000 Leander, TX Special Assessment (Oak Creek
Public Improvement District)[1]	5.750	09/01/2038	601,926
575,000 Leander, TX Special Assessment (Oak Creek
Public Improvement District)[1]	5.875	09/01/2044	577,271
12,875,000 Little Elm, TX Independent School District[1]	5.000	08/15/2046	15,147,952

33 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Texas (Continued)
$450,000 Mclendon-Chisholm, TX Special Assessment
(Sonoma Public Improvement District)[1]	5.375%	09/15/2035	$453,888
400,000 Mclendon-Chisholm, TX Special Assessment
(Sonoma Public Improvement District)[1]	5.500	09/15/2040	402,592
8,750,000 Mission, TX EDC (Carbonlite Recycling)	6.500	12/01/2033	8,820,350
20,000,000 Mission, TX EDC (Natgasoline)[1]	4.625	10/01/2031	20,872,800
3,000,000 New Hope, TX Cultural Educational Facilities
Finance Corp. (CHSTX/CMCD/CMCtrF Obligated
Group)[1]	4.000	08/15/2033	3,255,300
2,000,000 New Hope, TX Cultural Educational Facilities
Finance Corp. (CHSTX/CMCD/CMCtrF Obligated
Group)[1]	4.000	08/15/2034	2,163,560
3,280,000 New Hope, TX Cultural Educational Facilities
Finance Corp. (CHSTX/CMCD/CMCtrF Obligated
Group)[1]	4.000	08/15/2035	3,538,103
700,000 New Hope, TX Cultural Educational Facilities
Finance Corp. (East Grand Preparatory Academy)[1]	5.500	08/15/2046	714,840
1,200,000 New Hope, TX Cultural Educational Facilities
Finance Corp. (East Grand Preparatory Academy)[1]	5.500	08/15/2051	1,224,132
2,085,000 New Hope, TX Cultural Educational Facilities
Finance Corp. (Jubilee Academic Center)[1]	5.125	08/15/2047	2,116,484
8,250,000 New Hope, TX Cultural Educational Facilities
Finance Corp. (Legacy at Midtown Park)	5.500	07/01/2054	8,401,305
1,000,000 New Hope, TX Cultural Educational Facilities
Finance Corp. (Legacy Preparatory Charter
Academy)	6.000	08/15/2037	1,052,160
13,435,000 New Hope, TX Cultural Educational Facilities
Finance Corp. (Legacy Preparatory Charter
Academy)	6.000	08/15/2047	13,969,982
2,500,000 New Hope, TX Cultural Educational Facilities
Finance Corp. (Presbyterian Village-North)[1]	5.250	10/01/2049	2,662,250
500,000 New Hope, TX Cultural Educational Facilities
Finance Corp. (Women's University-COHF-
Collegiate Hsg. Denton)[1]	5.000	07/01/2038	566,245
1,750,000 New Hope, TX Cultural Educational Facilities
Finance Corp. (Women's University-COHF-
Collegiate Hsg. Denton)[1]	5.000	07/01/2048	1,966,213
2,400,000 New Hope, TX Cultural Educational Facilities
Finance Corp. (Women's University-COHF-
Collegiate Hsg. Denton)[1]	5.000	07/01/2058	2,655,552
350,000 New Hope, TX Cultural Educational Facilities
Finance Corp. Senior Living (Cardinal Bay-Village
on the Park Carriage Inn)[1]	5.000	07/01/2031	405,279
1,750,000 New Hope, TX Cultural Educational Facilities
Finance Corp. Senior Living (Cardinal Bay-Village
on the Park Carriage Inn)[1]	5.000	07/01/2046	1,960,332
1,750,000 New Hope, TX Cultural Educational Facilities
Finance Corp. Senior Living (Cardinal Bay-Village
on the Park Carriage Inn)[1]	5.000	07/01/2051	1,948,328

34 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon		Maturity	Value
Texas (Continued)
$400,000 New Hope, TX Cultural Educational Facilities
Finance Corp. Senior Living (MRC Senior Living-
Langford Project)	5.375%		11/15/2036	$406,804
650,000 New Hope, TX Cultural Educational Facilities
Finance Corp. Senior Living (MRC Senior Living-
Langford Project)	5.500		11/15/2046	662,019
1,000,000 New Hope, TX Cultural Educational Facilities
Finance Corp. Senior Living (MRC Senior Living-
Langford Project)	5.500		11/15/2052	1,015,370
1,080,000 New Hope, TX Cultural Educational Facilities
Finance Corp. Student Hsg. (A&M University -
Collegiate Hsg. Corpus Christi II)[1]	5.000		04/01/2048	1,054,782
2,315,000 New Hope, TX Cultural Educational Facilities
Finance Corp. Student Hsg. (A&M University -
Collegiate Hsg. San Antonio I)[1]	5.000		04/01/2048	2,335,094
1,300,000 New Hope, TX Educational Facilities Finance
Corp. Retirement Facility (Wesleyan Homes)	5.500		01/01/2049	1,376,258
785,000 New Hope, TX Educational Facilities Finance
Corp. Student Hsg. (Stephenville-Tarleton State
University)[1]	5.875		04/01/2036	859,528
1,950,000 New Hope, TX Educational Facilities Finance
Corp. Student Hsg. (Stephenville-Tarleton State
University)[1]	6.000		04/01/2045	2,132,033
375,000 Newark, TX Higher Education Finance Corp.
(Austin Achieve Public Schools)	5.000		06/15/2038	383,010
750,000 Newark, TX Higher Education Finance Corp.
(Austin Achieve Public Schools)	5.000		06/15/2048	762,075
1,600,000 North Central TX HFC (Village Kaufman
Apartments)[1]	6.150	[10]	01/01/2043	1,634,944
38,000,000 North Central TX HFDC (Children's Medical
Center)[2]	5.750		08/15/2039	38,409,640
655,000 Pottsboro, TX Higher Education Finance Corp.
(Imagine International Academy of North Texas)[1]	5.000		08/15/2036	673,275
1,000,000 Pottsboro, TX Higher Education Finance Corp.
(Imagine International Academy of North Texas)[1]	5.000		08/15/2046	1,009,650
5,975,000 Prosper, TX Independent School District[1]	5.000		02/15/2044	7,077,208
6,300,000 Prosper, TX Independent School District[1]	5.000		02/15/2048	7,432,866
5,370,000 Red River, TX Educational Finance Corp. (Houston
Baptist University)[1]	5.500		10/01/2046	5,965,694
3,000,000 Red River, TX Health Facilities Devel. Corp. (Happy
Harbor Methodist Home)	8.000		11/15/2049	3,520,650
455,000 Rowlett, TX Special Assessment (Bayside Public
Improvement District)	6.000		09/15/2046	440,135
1,995,000 Sabine Neches, TX HFC (Fox Run Apartments)[1]	6.150		01/01/2043	2,028,616
26,820,000 Sanger, TX Industrial Devel. Corp. (Texas Pellets)[5,6]	7.500		07/01/2038	8,582,400
11,000,000 Sherman, TX Independent School District[1]	5.000		02/15/2045	12,945,680
3,810,000 Tarrant County, TX Cultural Education Facilities
Finance Corp. (Buckingham Senior Living
Community)[5]	5.750		11/15/2037	3,009,900

35 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Texas (Continued)
$3,500,000 Tarrant County, TX Cultural Education Facilities
Finance Corp. (Buckner Senior Living Ventana)	6.750%	11/15/2047 $	3,958,045
2,000,000 Tarrant County, TX Cultural Education Facilities
Finance Corp. (Buckner Senior Living Ventana)	6.750	11/15/2052	2,254,620
13,500,000 Tarrant County, TX Health Facilities Devel. Corp.
(Cook Childrens Medical Center)[2]	5.000	12/01/2033	13,718,700
27,525,000 Travis County, TX HFDC (Longhorn Village)[1]	7.125	01/01/2046	29,939,768
1,000,000 Trinity River Authority, TX Central Regional
Wastewater System[1]	5.000	08/01/2032	1,203,870
1,000,000 Trinity River Authority, TX Central Regional
Wastewater System[1]	5.000	08/01/2033	1,200,260
1,000,000 Trinity River Authority, TX Central Regional
Wastewater System[1]	5.000	08/01/2034	1,196,640
2,000,000 Trinity River Authority, TX Central Regional
Wastewater System[1]	5.000	08/01/2035	2,386,660
1,000,000 Trinity River Authority, TX Central Regional
Wastewater System[1]	5.000	08/01/2037	1,185,780
34,600,000 TX Angelina & Neches River Authority (Aspen
Power)[5,6]	6.500	11/01/2029	346
53,695,000 TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	62,269,018
1,250,000 TX Private Activity (NTE Mobility Partners)[1]	6.875	12/31/2039	1,290,025
400,000 TX Public Finance Authority Charter School
Finance Corp. (Ed-Burnham Wood)[1]	6.250	09/01/2036	400,432
410,000 TX Student Hsg. Corp. (University of North Texas)[1]	6.750	07/01/2021	410,090
215,000 TX Student Hsg. Corp. (University of North Texas)[1]	6.850	07/01/2031	214,983
3,750,000 TX Transportation Commission (State Highway
249 System)	4.785 [7]	08/01/2043	1,259,738
4,400,000 TX Transportation Commission (State Highway
249 System)	4.815 [7]	08/01/2044	1,399,728
1,000,000 TX Transportation Commission (State Highway
249 System)	4.848 [7]	08/01/2046	286,750
1,000,000 TX Transportation Commission (State Highway
249 System)	4.862 [7]	08/01/2047	272,170
1,000,000 TX Transportation Commission (State Highway
249 System)	4.875 [7]	08/01/2048	258,300
1,500,000 TX Transportation Commission (State Highway
249 System)	4.916 [7]	08/01/2050	345,750
5,000,000 TX Water Devel. Board[1]	4.000	10/15/2041	5,391,500
33,660,000 TX Water Devel. Board[2]	5.000	04/15/2049	39,876,825
41,015,000 TX Water Devel. Board[1]	5.000	04/15/2049	48,673,731
13,515,000 TX Water Devel. Board[2]	5.000	10/15/2053	15,896,278
2,033,000 Vintage Township, TX Public Facilities Corp.[1]	7.375	10/01/2038	2,033,834
6,375,000 Waxahachie, TX Special Assessment	6.000	08/15/2045	6,394,316
2,920,000 Wise County, TX (Parket County Junior College
District)[1]	7.500	08/15/2025	3,168,229

36 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Texas (Continued)
$4,615,000 Wise County, TX (Parket County Junior College
District)[1]	7.750%	08/15/2028 $	5,008,060
			648,707,324

Utah—0.7%
195,000 Hideout, UT Local District No. 1 Special
Assessment	7.750	08/01/2024	210,686
610,000 Hideout, UT Local District No. 1 Special
Assessment	8.250	08/01/2034	643,721
14,600,000 Salt Lake City, UT Airport[1]	5.000	07/01/2043	16,938,482
4,000,000 Salt Lake City, UT Airport[1]	5.000	07/01/2048	4,621,680
495,000 UT Charter School Finance Authority (Endeavor
Hall)	5.500	07/15/2022	501,034
1,750,000 UT Charter School Finance Authority (Endeavor
Hall)	6.000	07/15/2032	1,766,520
3,870,000 UT Charter School Finance Authority (Endeavor
Hall)	6.250	07/15/2042	3,898,483
1,385,000 UT Charter School Finance Authority (Esperanza
Elementary School)	5.250	10/15/2048	1,390,138
4,810,000 UT Charter School Finance Authority (Freedom
Academy Foundation)	5.250	06/15/2037	4,921,400
7,415,000 UT Charter School Finance Authority (Freedom
Academy Foundation)	5.375	06/15/2048	7,533,937
3,645,000 UT Charter School Finance Authority (Merit
Preparatory Academy)	5.375	06/15/2049	3,653,639
750,000 UT Charter School Finance Authority (Vista
Entrada School of Performing Arts & Technology)[1]	6.300	07/15/2032	803,647
1,640,000 UT Charter School Finance Authority (Vista
Entrada School of Performing Arts & Technology)[1]	6.550	07/15/2042	1,758,818
800,000 Utah County, UT Charter School (Renaissance
Academy)[1]	5.625	07/15/2037	800,376
415,000 Utah County, UT Charter School (Ronald Wilson
Reagan Academy)[1]	5.000	02/15/2036	434,899
855,000 Utah County, UT Charter School (Ronald Wilson
Reagan Academy)[1]	5.000	02/15/2046	881,719
			50,759,179

Vermont—0.1%
960,000 East Central, VT Telecommunications District	5.600	12/01/2043	968,640
1,450,000 East Central, VT Telecommunications District	5.750	12/01/2036	1,526,096
1,650,000 VT EDA (Casella Waste Systems)[1]	4.625 [10]	04/01/2036	1,689,319
			4,184,055

Virginia—0.8%
1,608,000 Celebrate, VA North CDA Special Assessment[5,6]	6.750	03/01/2034	964,800
4,562,000 Celebrate, VA South CDA Special Assessment[5,6]	6.250	03/01/2037	2,121,330
8,000,000 Chesapeake Bay, VA Bridge & Tunnel District[1]	5.000	07/01/2046	8,972,400
1,238,000 Lewistown, VA Commerce Center Community
Devel. Authority	6.050	03/01/2044	1,160,353

37 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
Virginia (Continued)
$2,825,000 Lewistown, VA Commerce Center Community
Devel. Authority[1]	6.050%	03/01/2044	$ 2,647,816
1,965,000 Lewistown, VA Commerce Center Community
Devel. Authority[5]	6.050	03/01/2054	358,612
3,300,000 Norfolk, VA Redevel. & Hsg. Authority (Fort
Norfolk Retirement Community-Harbors Edge)[1]	5.250	01/01/2054	3,495,162
1,750,000 Peninsula, VA Town Center Community Devel.
Authority Special Obligation[1]	5.000	09/01/2037	1,865,185
2,350,000 Peninsula, VA Town Center Community Devel.
Authority Special Obligation[1]	5.000	09/01/2045	2,484,256
2,160,000 Richmond, VA Redevel. & Hsg. Authority
(American Tobacco Apartments)[1]	5.550	01/01/2037	2,230,546
14,735,000 Roanoke County, VA EDA Residential Care Facility
(Richfield Living)	5.250	09/01/2049	14,623,309
7,215,000 Roanoke County, VA EDA Residential Care Facility
(Richfield Living)	5.375	09/01/2054	7,228,636
1,690,000 VA Small Business Financing Authority (Covanta
Holding Corp. )[1]	5.000[10]	01/01/2048	1,749,556
1,515,000 VA Tobacco Settlement Financing Corp.[1]	5.000	06/01/2047	1,472,625
2,404,674 West Point, VA IDA Solid Waste (Chesapeake
Corp. )[5,6]	6.375	03/01/2019	240
			51,374,826

Washington—1.2%
750,000 Greater Wenatchee, WA Regional Events Center[1]	5.000	09/01/2027	769,125
185,000 Kelso County, WA Hsg. Authority (Chinook &
Columbia Apartments)[1]	5.600	03/01/2028	185,041
50,000 Kitsap County, WA Consolidated Hsg. Authority
(Heritage Apartments)[1]	6.100	10/01/2031	50,042
3,000,000 Port of Seattle, WA Revenue[1]	5.000	05/01/2043	3,415,320
2,354,358 Tacoma, WA Consolidated Local Improvements
District No. 65	5.750	04/01/2043	2,365,753
21,710,000 WA EDFA (Columbia Pulp I)	7.500	01/01/2032	24,556,398
2,425,000 WA GO1	5.000	02/01/2030	2,932,310
18,075,000 WA Health Care Facilities Authority (Catholic
Health Initiatives)[2]	6.375	10/01/2036	18,186,734
17,410,000 WA Health Care Facilities Authority
(Peacehealth)[2]	5.000	11/01/2028	17,696,656
1,000,000 WA Hsg. Finance Commission (Heron's Key)	7.000	07/01/2045	1,085,020
1,700,000 WA Hsg. Finance Commission (Heron's Key)	7.000	07/01/2050	1,835,303
2,250,000 WA Kalispel Tribe Indians Priority District[1]	5.000	01/01/2032	2,466,765
500,000 WA Kalispel Tribe Indians Priority District[1]	5.000	01/01/2032	548,170
3,000,000 WA Kalispel Tribe Indians Priority District[1]	5.250	01/01/2038	3,260,670
1,000,000 WA Kalispel Tribe Indians Priority District[1]	5.250	01/01/2038	1,086,890
			80,440,197

West Virginia—0.5%
3,000,000 Brooke County, WV (Bethany College)[1]	6.500	10/01/2031	3,027,090
4,500,000 Brooke County, WV (Bethany College)[1]	6.750	10/01/2037	4,541,265

38 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
West Virginia (Continued)
$27,145,000 Harrison County, WV Tax Increment (Charles
Pointe)[5]	7.000%	06/01/2035 $	13,572,500
3,435,000 Monongalia County, WV Special District Excise
Tax (University Town Center)	5.750	06/01/2043	3,597,407
10,465,000 Ohio County, WV Devel. Authority (Ohio County
Sports Complex)	5.000	09/01/2048	10,321,629
			35,059,891

Wisconsin—2.9%
3,000,000 WI H&EFA (AE Nursing Centers)[5]	7.250	06/01/2038	1,500,000
750,000 WI H&EFA (Beloit College)[1]	6.125	06/01/2035	785,783
2,015,000 WI H&EFA (Beloit College)[1]	6.125	06/01/2039	2,111,136
63,000,000 WI Public Finance Authority (American Dream at
Meadowlands Project)	6.750	08/01/2031	70,903,980
33,850,000 WI Public Finance Authority (American Dream at
Meadowlands Project)	7.000	12/01/2050	39,613,978
2,075,000 WI Public Finance Authority (Bancroft
Neurohealth/Bancroft Rehabilitation Services
Obligated Group)[1]	5.125	06/01/2048	2,116,251
7,900,000 WI Public Finance Authority (CHF-Wilmington-
University of North Carolina)[1]	5.000	07/01/2058	8,718,045
1,821,047 WI Public Finance Authority (Conference Center
& Hotel)	5.360 [7]	01/01/2067	51,317
151,210 WI Public Finance Authority (Conference Center
& Hotel)	5.449 [7]	01/01/2066	4,282
7,358,195 WI Public Finance Authority (Conference Center
& Hotel)[9]	5.500	07/01/2056	7,022,441
140,331 WI Public Finance Authority (Conference Center
& Hotel)	5.542 [7]	01/01/2065	3,992
142,507 WI Public Finance Authority (Conference Center
& Hotel)	5.638 [7]	01/01/2064	4,074
145,770 WI Public Finance Authority (Conference Center
& Hotel)	5.738 [7]	01/01/2063	4,189
149,034 WI Public Finance Authority (Conference Center
& Hotel)	5.841 [7]	01/01/2062	4,304
153,385 WI Public Finance Authority (Conference Center
& Hotel)	5.948 [7]	01/01/2061	4,453
155,561 WI Public Finance Authority (Conference Center
& Hotel)	6.059 [7]	01/01/2060	4,541
158,824 WI Public Finance Authority (Conference Center
& Hotel)	6.175 [7]	01/01/2059	4,660
163,176 WI Public Finance Authority (Conference Center
& Hotel)	6.294 [7]	01/01/2058	4,815
167,527 WI Public Finance Authority (Conference Center
& Hotel)	6.418 [7]	01/01/2057	4,971
151,210 WI Public Finance Authority (Conference Center
& Hotel)	6.548 [7]	01/01/2056	4,512
154,473 WI Public Finance Authority (Conference Center
& Hotel)	6.682 [7]	01/01/2055	4,637

39 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon		Maturity	Value
Wisconsin (Continued)
$157,737 WI Public Finance Authority (Conference Center
& Hotel)	6.823%[7]		01/01/2054	$4,764
163,176 WI Public Finance Authority (Conference Center
& Hotel)	6.969	[7]	01/01/2053	4,959
165,352 WI Public Finance Authority (Conference Center
& Hotel)	7.122	[7]	01/01/2052	5,058
127,277 WI Public Finance Authority (Conference Center
& Hotel)	7.282	[7]	01/01/2051	3,919
129,453 WI Public Finance Authority (Conference Center
& Hotel)	7.449	[7]	01/01/2050	4,013
133,804 WI Public Finance Authority (Conference Center
& Hotel)	7.624	[7]	01/01/2049	4,177
135,980 WI Public Finance Authority (Conference Center
& Hotel)	7.807	[7]	01/01/2048	4,277
155,561 WI Public Finance Authority (Conference Center
& Hotel)	8.000	[7]	01/01/2047	4,930
865,000 WI Public Finance Authority (DHSEP/NMA/CAA/
HCA/HAA/HA/LV/MwA/WA/WHA Obligated
Group)[1]	5.000		12/01/2052	878,693
5,200,000 WI Public Finance Authority (FNC&M / FBA / FCP
/ FFC / FGC / FJeffC / FJC / FMN / FTS / FP1 / FP2
/ FRB Obligated Group)[1]	5.000		12/01/2045	5,427,708
3,800,000 WI Public Finance Authority (FNC&M / FBA / FCP
/ FFC / FGC / FJeffC / FJC / FMN / FTS / FP1 / FP2
/ FRB Obligated Group)[1]	5.150		12/01/2050	3,987,720
6,790,000 WI Public Finance Authority (FNC&M / FBA / FCP
/ FFC / FGC / FJeffC / FJC / FMN / FTS / FP1 / FP2
/ FRB Obligated Group)[1]	5.350		12/01/2052	7,194,616
1,055,000 WI Public Finance Authority (Las Ventanas
Retirement Community)	0.210	[7]	10/01/2042	519,535
6,657,500 WI Public Finance Authority (Las Ventanas
Retirement Community)	7.000		10/01/2042	6,544,189
2,000,000 WI Public Finance Authority (Las Ventanas
Retirement Community)[6]	36.095	[7]	10/01/2042	41,200
660,000 WI Public Finance Authority (Thomas Jefferson
Classical Academy)[1]	7.000		07/01/2031	662,171
7,720,000 WI Public Finance Authority (University of
Kansas)[1]	5.000		03/01/2046	8,681,758
7,000,000 WI Public Finance Authority Charter School
(Denver International Airport Great Hall)[1]	5.000		09/30/2049	7,795,690
2,500,000 WI Public Finance Authority Charter School
(Envision Science Academy)	5.250		05/01/2046	2,433,175
1,175,000 WI Public Finance Authority Charter School
(Explore Knowledge Foundation)[1]	5.750		07/15/2032	1,241,587
1,345,000 WI Public Finance Authority Charter School
(Explore Knowledge Foundation)[1]	6.000		07/15/2042	1,416,339
1,910,000 WI Public Finance Authority Educational Facility
(Ask Academy)[1]	6.000		02/01/2045	1,911,623

40 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
Wisconsin (Continued)
$5,875,000 WI Public Finance Authority Educational Facility
(Horizon Academy West Charter School)[1]	6.000%	09/01/2045 $	5,987,800
10,960,000 WI Public Financing Authority Multifamily Hsg.
(Trinity-Eagle's Point)[1]	5.250	01/01/2052	11,673,496
			199,309,758

U. S. Possessions—12.5%
25,745,000 Northern Mariana Islands Commonwealth, Series
B	5.000	10/01/2033	23,251,339
10,000 Puerto Rico Aqueduct & Sewer Authority, AGC	5.000	07/01/2025	10,228
11,980,000 Puerto Rico Aqueduct & Sewer Authority	5.000	07/01/2033	11,815,275
250,000 Puerto Rico Aqueduct & Sewer Authority	5.500	07/01/2028	251,250
25,035,000 Puerto Rico Aqueduct & Sewer Authority	5.750	07/01/2037	25,191,469
3,325,000 Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2038	3,337,469
7,645,000 Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2044	7,673,669
30,945,000 Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2047	31,215,769
10,790,000 Puerto Rico Children's Trust Fund (TASC)[1]	5.375	05/15/2033	10,903,727
33,540,000 Puerto Rico Children's Trust Fund (TASC)[1]	5.500	05/15/2039	33,914,642
96,100,000 Puerto Rico Children's Trust Fund (TASC)[1]	5.625	05/15/2043	97,155,178
28,000,000 Puerto Rico Children's Trust Fund (TASC)	6.749 [7]	05/15/2050	3,799,600
127,450,000 Puerto Rico Children's Trust Fund (TASC)	9.377 [7]	05/15/2055	7,778,273
285,000 Puerto Rico Commonwealth GO, AGC[11]	3.542	07/01/2020	284,732
1,500,000 Puerto Rico Commonwealth GO5	5.000	07/01/2024	1,091,250
2,550,000 Puerto Rico Commonwealth GO5	5.000	07/01/2033	1,351,500
10,000 Puerto Rico Commonwealth GO, AGC[1]	5.000	07/01/2034	10,118
1,660,000 Puerto Rico Commonwealth GO5	5.000	07/01/2034	1,207,650
6,765,000 Puerto Rico Commonwealth GO5	5.000	07/01/2041	3,585,450
450,000 Puerto Rico Commonwealth GO5	5.125	07/01/2031	326,250
2,000,000 Puerto Rico Commonwealth GO5	5.125	07/01/2037	1,060,000
5,000 Puerto Rico Commonwealth GO, AGC	5.250	07/01/2024	5,252
1,920,000 Puerto Rico Commonwealth GO5	5.250	07/01/2026	1,396,800
2,165,000 Puerto Rico Commonwealth GO5	5.250	07/01/2037	1,575,037
40,000 Puerto Rico Commonwealth GO5	5.500	07/01/2018	28,800
3,255,000 Puerto Rico Commonwealth GO5	5.500	07/01/2026	1,733,287
14,695,000 Puerto Rico Commonwealth GO5	5.500	07/01/2026	7,825,087
340,000 Puerto Rico Commonwealth GO5	5.500	07/01/2027	181,050
11,540,000 Puerto Rico Commonwealth GO5	5.750	07/01/2036	7,529,850
1,345,000 Puerto Rico Commonwealth GO, AGC	5.750	07/01/2037	1,375,357
3,000,000 Puerto Rico Commonwealth GO5	5.750	07/01/2038	2,182,500
65,250,000 Puerto Rico Commonwealth GO5	5.750	07/01/2041	42,575,625
2,625,000 Puerto Rico Commonwealth GO5	6.000	07/01/2035	1,719,375
9,265,000 Puerto Rico Commonwealth GO5	6.000	07/01/2039	6,740,287
12,250,000 Puerto Rico Commonwealth GO5	6.000	07/01/2039	8,911,875
14,550,000 Puerto Rico Commonwealth GO5	6.500	07/01/2037	10,657,875
13,000,000 Puerto Rico Commonwealth GO5	6.500	07/01/2040	8,515,000
1,545,000 Puerto Rico Commonwealth GO5	8.000	07/01/2035	776,362
1,501,705 Puerto Rico Electric Power Authority[5]	10.000	07/01/2019	1,242,661
1,501,705 Puerto Rico Electric Power Authority[5]	10.000	07/01/2019	1,242,661

41 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
U. S. Possessions (Continued)
$1,629,052 Puerto Rico Electric Power Authority[5]	10.000%	01/01/2021 $	1,348,041
1,629,051 Puerto Rico Electric Power Authority[5]	10.000	07/01/2021	1,348,040
543,017 Puerto Rico Electric Power Authority[5]	10.000	01/01/2022	449,347
543,018 Puerto Rico Electric Power Authority[5]	10.000	07/01/2022	449,347
3,100,000 Puerto Rico Electric Power Authority, Series A5	5.000	07/01/2029	2,511,000
11,925,000 Puerto Rico Electric Power Authority, Series A5	5.050	07/01/2042	9,659,250
480,000 Puerto Rico Electric Power Authority, Series A5	7.000	07/01/2040	394,800
9,080,000 Puerto Rico Electric Power Authority, Series A5	7.000	07/01/2043	7,468,300
160,000 Puerto Rico Electric Power Authority, Series A5	7.250	07/01/2030	131,600
40,000 Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2021	32,500
40,000 Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2022	32,500
10,000 Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2023	8,125
4,570,000 Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2026	3,713,125
2,600,000 Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2028	2,112,500
445,000 Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2029	361,563
95,000 Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2030	77,188
310,000 Puerto Rico Electric Power Authority, Series CCC[5]	5.000	07/01/2022	251,100
35,000 Puerto Rico Electric Power Authority, Series CCC[5]	5.000	07/01/2024	28,350
20,000 Puerto Rico Electric Power Authority, Series CCC[5]	5.000	07/01/2025	16,200
285,000 Puerto Rico Electric Power Authority, Series CCC[5]	5.000	07/01/2027	230,850
540,000 Puerto Rico Electric Power Authority, Series CCC[5]	5.000	07/01/2028	437,400
2,570,000 Puerto Rico Electric Power Authority, Series CCC[5]	5.250	07/01/2027	2,088,125
185,000 Puerto Rico Electric Power Authority, Series DDD[5]	5.000	07/01/2022	149,850
15,000 Puerto Rico Electric Power Authority, Series NN5	5.500	07/01/2020	12,225
170,000 Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2017	136,425
20,000 Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2018	16,050
5,000 Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2020	4,050
55,000 Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2021	44,550
210,000 Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2022	170,100
280,000 Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2023	226,800
15,000 Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2024	12,150
895,000 Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2026	724,950
1,990,000 Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2027	1,611,900
3,680,000 Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2032	2,980,800
390,000 Puerto Rico Electric Power Authority, Series UU5	2.150[10]	07/01/2017	296,400
7,905,000 Puerto Rico Electric Power Authority, Series UU,
AGC	5.000	07/01/2026	8,078,515
22,000,000 Puerto Rico Electric Power Authority, Series VV,
NPFGC	5.250	07/01/2033	23,727,220
685,000 Puerto Rico Electric Power Authority, Series WW5	5.000	07/01/2028	554,850
415,000 Puerto Rico Electric Power Authority, Series WW5	5.250	07/01/2033	337,188
85,000 Puerto Rico Electric Power Authority, Series WW5	5.375	07/01/2022	69,062
390,000 Puerto Rico Electric Power Authority, Series WW5	5.375	07/01/2024	316,875
60,000 Puerto Rico Electric Power Authority, Series WW5	5.500	07/01/2021	48,900
605,000 Puerto Rico Electric Power Authority, Series WW5	5.500	07/01/2038	493,075
10,000 Puerto Rico Electric Power Authority, Series XX5	5.250	07/01/2026	8,125
845,000 Puerto Rico Electric Power Authority, Series XX5	5.250	07/01/2027	686,563
2,660,000 Puerto Rico Electric Power Authority, Series XX5	5.250	07/01/2035	2,161,250

42 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon	Maturity	Value
U. S. Possessions (Continued)
$ 28,430,000 Puerto Rico Electric Power Authority, Series XX5	5.250%	07/01/2040 $	23,099,375
18,575,000 Puerto Rico Electric Power Authority, Series XX5	5.750	07/01/2036	15,185,063
190,000 Puerto Rico Electric Power Authority, Series ZZ5	4.625	07/01/2025	152,950
820,000 Puerto Rico Electric Power Authority, Series ZZ5	5.000	07/01/2017	658,050
95,000 Puerto Rico Electric Power Authority, Series ZZ5	5.000	07/01/2021	76,950
850,000 Puerto Rico Electric Power Authority, Series ZZ5	5.000	07/01/2022	688,500
215,000 Puerto Rico Electric Power Authority, Series ZZ5	5.000	07/01/2024	174,150
10,000 Puerto Rico Electric Power Authority, Series ZZ5	5.000	07/01/2026	8,100
25,000 Puerto Rico Electric Power Authority, Series ZZ5	5.250	07/01/2021	20,313
50,000 Puerto Rico Electric Power Authority, Series ZZ5	5.250	07/01/2022	40,625
275,000 Puerto Rico Electric Power Authority, Series ZZ5	5.250	07/01/2025	223,438
1,135,000 Puerto Rico Electric Power Authority, Series ZZ5	5.250	07/01/2026	922,188
215,000 Puerto Rico Highway & Transportation Authority,
AGC[1]	5.000	07/01/2023	219,536
45,000 Puerto Rico Highway & Transportation Authority,
AGC[1]	5.000	07/01/2027	45,911
1,360,000 Puerto Rico Highway & Transportation Authority[5]	5.000	07/01/2028	1,094,800
2,175,000 Puerto Rico Highway & Transportation Authority[5]	5.000	07/01/2028	293,625
250,000 Puerto Rico Highway & Transportation Authority,
NPFGC[1]	5.000	07/01/2029	252,252
1,035,000 Puerto Rico Highway & Transportation Authority[5]	5.000	07/01/2035	833,175
7,895,000 Puerto Rico Highway & Transportation Authority[5]	5.300	07/01/2035	6,355,475
25,000 Puerto Rico Highway & Transportation Authority,
AGC[1]	5.500	07/01/2023	26,933
5,000,000 Puerto Rico Highway & Transportation Authority[5]	5.500	07/01/2029	4,025,000
3,250,000 Puerto Rico Highway & Transportation Authority[5]	5.500	07/01/2030	2,616,250
50,000 Puerto Rico Highway & Transportation Authority,
AGC[1]	5.750	07/01/2019	50,191
350,000 Puerto Rico Highway & Transportation Authority,
FGIC[12]	5.750	07/01/2021	279,562
9,000,000 Puerto Rico Highway & Transportation Authority,
AGC[1]	5.750	07/01/2022	9,298,350
605,000 Puerto Rico Highway & Transportation Authority,
Series H5	5.450	07/01/2035	204,187
4,715,000 Puerto Rico Highway & Transportation Authority,
Series M5	5.000	07/01/2046	1,591,312
5,000,000 Puerto Rico Infrastructure[5]	5.000	07/01/2031	969,000
3,000,000 Puerto Rico Infrastructure[5]	5.000	07/01/2037	581,400
7,300,000 Puerto Rico Infrastructure (Mepsi Campus)[5]	6.500	10/01/2037	1,478,250
25,000 Puerto Rico Infrastructure Financing Authority,
AGC[1]	5.000	07/01/2041	25,149
5,600,000 Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	5,607,000
4,050,000 Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.000	07/01/2033	4,241,403
300,000 Puerto Rico ITEMECF (University of the Sacred
Heart)	5.000	10/01/2020	290,250
100,000 Puerto Rico ITEMECF (University of the Sacred
Heart)	5.000	10/01/2021	96,500
25,000 Puerto Rico Municipal Finance Agency, Series B,
AGC[1]	5.250	07/01/2019	25,091

43 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount	Coupon	Maturity	Value
U. S. Possessions (Continued)
$ 3,870,000 Puerto Rico Public Buildings Authority[5]	5.000%	07/01/2032 $	2,950,875
150,000 Puerto Rico Public Buildings Authority[5]	5.000	07/01/2037	114,375
100,000 Puerto Rico Public Buildings Authority[5]	5.250	07/01/2023	62,250
73,395,000 Puerto Rico Public Buildings Authority[5]	5.250	07/01/2042	45,688,387
260,000 Puerto Rico Public Buildings Authority[5]	5.500	07/01/2023	181,350
200,000 Puerto Rico Public Buildings Authority[5]	5.500	07/01/2037	152,500
5,860,000 Puerto Rico Public Buildings Authority[5]	5.625	07/01/2039	4,468,250
12,845,000 Puerto Rico Public Buildings Authority[5]	5.750	07/01/2022	8,959,387
7,000,000 Puerto Rico Public Buildings Authority[5]	5.875	07/01/2039	4,882,500
8,825,000 Puerto Rico Public Buildings Authority[5]	6.000	07/01/2041	6,177,500
12,000,000 Puerto Rico Public Buildings Authority[5]	6.125	07/01/2023	9,180,000
5,100,000 Puerto Rico Public Buildings Authority[5]	6.250	07/01/2026	3,901,500
4,980,000 Puerto Rico Public Buildings Authority[5]	6.750	07/01/2036	3,809,700
1,515,000 Puerto Rico Public Buildings Authority, Series D5	5.250	07/01/2036	1,155,187
49,020,000 Puerto Rico Public Finance Corp. , Series B5	5.500	08/01/2031	2,941,200
9,944,256 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.242 [7]	08/01/2043	8,726,085
11,108,275 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.252 [7]	08/01/2042	9,747,511
4,359,223 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.264 [7]	08/01/2041	3,825,218
3,274,529 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.330 [7]	08/01/2043	2,697,393
3,657,898 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.344 [7]	08/01/2042	3,013,193
1,435,428 Puerto Rico Sales Tax Financing Corp. (COFINA
2007A National Custodial Trust)	0.359 [7]	08/01/2041	1,182,434
6,929,000 Puerto Rico Sales Tax Financing Corp. , Series A	4.839 [7]	07/01/2031	4,139,315
7,799,000 Puerto Rico Sales Tax Financing Corp. , Series A	5.090 [7]	07/01/2033	4,175,429
3,255,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	3.973 [7]	07/01/2024	2,738,985
5,519,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	4.259 [7]	07/01/2027	4,144,493
11,000 Puerto Rico Sales Tax Financing Corp. , Series A-1[1]	4.500	07/01/2034	11,187
2,892,000 Puerto Rico Sales Tax Financing Corp. , Series A-1[1]	4.550	07/01/2040	2,841,650
11,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	4.560 [7]	07/01/2029	7,377
30,797,000 Puerto Rico Sales Tax Financing Corp. , Series A-1[1]	4.750	07/01/2053	29,491,207
53,654,000 Puerto Rico Sales Tax Financing Corp. , Series A-1[1]	5.000	07/01/2058	53,013,371
87,355,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	5.912 [7]	07/01/2046	20,166,775
110,960,000 Puerto Rico Sales Tax Financing Corp. , Series A-1	6.012 [7]	07/01/2051	19,153,915
40,599,000 Puerto Rico Sales Tax Financing Corp. , Series A-2[1]	4.550	07/01/2040	36,234,608
876,000 Puerto Rico Sales Tax Financing Corp. , Series A-2[1]	4.750	07/01/2053	761,340
11,781,000 Puerto Rico Sales Tax Financing Corp. , Series A-2[1]	5.000	07/01/2058	10,433,254
50,000 University of Puerto Rico, Series P	5.000	06/01/2021	49,938
100,000 University of Puerto Rico, Series P	5.000	06/01/2022	99,750
5,260,000 University of Puerto Rico, Series P	5.000	06/01/2030	5,207,400

44 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal
Amount	Coupon		Maturity	Value
U. S. Possessions (Continued)
$ 1,025,000 University of Puerto Rico, Series Q	5.000%		06/01/2036 $	1,004,500
				846,688,296
Total Municipal Bonds and Notes (Cost $7,710,554,522)			7,580,243,296

Corporate Bonds and Notes—0.1%
2,890,000 TX German Pellets Series Secured Note Series
2016[1,6,13,14]	8.000		03/29/2020	2,312,000
3,030,000 TX German Pellets Series Secured Note Series
2016[1,6,13,14]	8.000		03/29/2020	2,424,000
Total Corporate Bonds and Notes (Cost $5,920,000)				4,736,000

Corporate Loans—0.0%
7,000,000 Aspen Power Senior Secured Bridge Promissory
Note[5,6,14]	9.000	[10]	11/15/2019	520,727
3,500,000 Aspen Power Senior Secured Bridge Promissory
Note[5,6,14]	9.000	[10]	11/15/2019	260,364
6,000,000 Aspen Power Senior Secured Bridge Promissory
Note[5,6,14]	9.000	[10]	11/15/2019	446,338
2,750,000 Aspen Power Senior Secured Bridge Promissory
Note[5,6,14]	9.000	[10]	11/15/2019	204,571
Total Corporate Loans (Cost $19,250,000)				1,432,000

Shares
Common Stocks—0.0%
7,679 Delta Air Lines, Inc.[14]				447,609
2,919 General Motors Co.[14]				113,695
Total Common Stocks (Cost $54,137)				561,304

Total Investments, at Value (Cost $7,735,778,659) —111.7%			7,586,972,600
Net Other Assets (Liabilities) —(11.7)				(796,848,762)
Net Assets—100.0%			$6,790,123,838

Footnotes to Statement of Investments
1. All or a portion of the security position has been segregated for collateral to cover borrowings.
2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the
Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.
3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.
5. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.  See Note 3 of the accompanying Notes.
6. The value of this security was determined using significant unobservable inputs.  See Note 2 of the accompanying
Notes.
7. Zero coupon bond reflects effective yield on the original acquisition date.

45 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)
8. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.
9. Interest or dividend is paid-in-kind, when applicable.
10. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
11. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.
12. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security.  The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer.  The rate shown is the contractual interest rate.
13. Restricted security. The aggregate value of restricted securities at period end was $4,736,000, which represents
0.07% of the Fund's net assets. See Note 3 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation/
Security	Dates	Cost	Value	(Depreciation)
TX German Pellets Series Secured Note
Series 2016, 8.00%, 3/29/20	6/15/16 $	2,890,000	$2,312,000	$(578,000)
TX German Pellets Series Secured Note
Series 2016, 8.00%, 3/29/20	4/24/17	3,030,000	2,424,000	(606,000)
		$5,920,000	$4,736,000	$(1,184,000)

14. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

AAD	AHFO-Arbors at Denton
AAHI	AHFO-Arbors at Huntsville I
AAHII	AHFO-Arbors at Huntsville II
AE	American Eagle
AGC	Assured Guaranty Corp.
AHFP	Atlantic Housing Foundation Properties
APH	AHFO-Palm House
ASU	Arizona State University
AWHC	AHFO-Windover Health Club
BethH	Bethesda Hospital
BHI	Baptist Homes of Indiana
BHlth	Bethesda Health
BHM	Baptist Hospital of Miami
BHSF	Baptist Health South Florida
BOS	Baptist Outpatient Services
BVHF	Blanchard Valley Health Foundation
BVRHC	Blanchard Valley Regional Health Care
CAA	Cooks Avenue Affordable
CCHCS	Cook Children's Health Care System
CCMCtr	Cook Children's Medical Center
CCPN	Cook Children's Physical Network
CDA	Communities Devel. Authority
CDHA	Central Dupage Hospital Association
CDHS	Central Dupage Health System

46 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)
CHCC	Community Hospitals of Central California
CHF	City Hospital Foundation
CHSTX	Children's Health System of Texas
CMCD	Children's Medical Center of Dallas
CMCtrF	Children's Medical Center Foundation
COFINA	Corporación del Fondo de Interés Apremiante
COHF	Collegiate Housing Foundation
COHS	Community Health Service
COP	Certificates of Participation
CVHC	Conneaut Valley Health Center
DA	Dormitory Authority
DHSEP	Dogwood Housing Southeast Portfolio
DrsH	Doctors Hospital
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
EFC	Environmental Facilities Corp.
ELGS	Evangelical Lutheran Good Samaritan
ELGSF	Evangelical Lutheran Good Samaritan Foundation
ELGSS	Evangelical Lutheran Good Samaritan Society
FBA	FFAH Beaumont Avenue
FCHMC	Fresno Community Hospital & Medical Center
FCIM	French Creek Internal Medicine
FCommH	Fayette Community Hospital
FCP	FFAH Coleridge Road
FFC	FFAH Franklin Court
FGC	FFAH Glendale Court
FGIC	Financial Guaranty Insurance Co.
FHlth	Fishermen's Health
FJC	FFAH Johnson Court
FJeffC	FFAH Jefferson Court
FMN	FFAH Market North
FNC&M	FFAH North Carolina and Missouri
FP1	FFAH Plaza 1
FP2	FFAH Plaza 2
FRB	FFAH Riverview Bend
FTS	FFAH Tucker Street
GO	General Obligation
GSSH	Good Samaritan Society HCBS
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HA	Heatherwood Affordable
HAA	Hidden Acres Affordable
HCA	Hickory Creek Affordable
HCCO	Homecare Connections
HCrawC	Hospice of Crawford County
HDA	Hospital Devel. Authority
HDC	Housing Devel. Corp.
HE&HFB	Higher Educational and Housing Facility Board

47 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

HEFA	Higher Education Facilities Authority
HEHA	Higher Education and Health Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HFHS	Henry Ford Health System
HFMHCT	Henry Ford Macomb Hospital Corp. -Clinton Township
HFWH	Henry Ford Wyandotte Hospital
HHI	Homestead Hospital
HHlthS	Holzer Health Systems
HMCG	Holzer Medical Center-Gallipolis
HMCJ	Holzer Medical Center-Jackson
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KGC	Kuakini Geriatric Care
KHS	Kuakini Health System
KMC	Kuakini Medical Center
KSS	Kuakini Support Services
L. I.	Long Island
LV	Lakeview Affordable
M-WHOUPMC	Magee-Womens Hospital of UPMC
MarH	Mariners Hospital
MMedC	Meadville Medical Center
MMedCF	Meadville Medical Center Foundation
MPS	Meadville Physician Services
MRC	Methodist Retirement Communities
MTA	Metropolitan Transportation Authority
MwA	Mary Washington Hospital
NCCD	National Campus and Community Development
NMA	New Main Affordable
NPFGC	National Public Finance Guarantee Corp.
NTE	North Tarrant Express
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
OU	Oklahoma University
PAS	Presence Ambulatory Services
PBH	Presence Behavioral Health
PC&SHN	Presence Central & Suburban Hospitals Network
PCHN	Presence Chicago Hospitals Network
PClinic	Piedmont Clinic
PCTC	Presence Care Transformation Corp.
PHC	Piedmont Healthcare
PHCr	Presence Home Care
PHFBT	Presence Health Food Foundation Board of Trustees
PHHosp	Piedmont Henry Hospital
PHI	Piedmont Heart Institute
PHIP	Piedmont Heart Institute Physicians
PHlthCF	Piedmont Healthcare Foundation

48 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)
PHN	Presence Health Network
PHosp	Piedmont Hospital
PHS	Pinnacle Health System
PLC	Presence Life Connections
PMCC	Piedmont Medical Care Corp.
PMSH	Piedmont Mountainside Hospital
PNH	Piedmont Newnan Hospital
PSSC	Presence Senior Services - Chicagoland
PV	Park Village
PV-ERU	Park Valley-Equivalent Residential Unit
RBM	Rocketship Brilliant Minds
RDP	Rocketship Discovery Prep
RE	Rocketship Education
Res Rec	Resource Recovery Facility
REW	Rocketship Education Wisconsin
RLSA	Rocketship Los Suenos Academy
RMS	Rocketship Mateo Sheedy
RNNE	Rocketship Nashville Northeast Elementary
RRCP	Rocketship Redwood City Prep
RSA	Rocketship Spark Academy
RSCP	Rocketship Southside Community Prep
RSSPA	Rocketship Si Se Puede Academy
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SL2016	Senior Living 2016
SLC	Senior Living Chesteron
SLF	Senior Living Fairfield
SLFW	Senior Living Fort Wayne
SLW	Senior Living Waterville
SMH	South Miami Hospital
TAH	Titusville Area Hospital
TAHC	Titusville Area Health Center
TAHCF	Titusville Area Health Foundation
TAHS	Titusville Area Health Service
TASC	Tobacco Settlement Asset-Backed Bonds
TFA	Transportation Finance Authority
UDC	Urban Development Corporation
UMEP	UME Preparatory Academy
UPMC	University of Pittsburgh Medical Center
UPMC-P	UPMC Passavant
UPMC-PS	UPMC Presbyterian Shadyside
UPMC-SM	UPMC St. Margaret
VOA	Volunteers of America
WA	Westlake Afforgetownrdable
WAFMH	W A Foote Memorial Hospital
WHA	Weeden Heights Affordable
WICF	W. I. Cook Foundation
WKBP	West Kendall Baptist Hospital

49 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2019 Unaudited

1. Organization
Oppenheimer Rochester High-Yield Municipal Fund* (the “Fund”) is a diversified, open-end management investment company registered under the Investment Company Act of 1940
(“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income.
The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the
“Manager”), and a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-
Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation
The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or "NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.
    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs
Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.
    The following methodologies are used to determine the market value or the fair value of the types of securities described below:
    Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-
the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.
    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use

*Effective after the close of business on May 24, 2019, the Fund was reorganized as Invesco Oppenheimer Rochester
High Yield Municipal Fund, a series portfolio of AIM Tax-Exempt Series (Invesco Tax-Exempt Series).

50 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.
    Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as
determined in good faith by the Manager’s Valuation Committee. The Valuation Committee
considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
    To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source.
For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.
These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

51 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities
(including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$ 330,570,103	$ —	$ 330,570,103
Alaska	—	18,778,842	107,500	18,886,342
Arizona	—	130,100,477	5,600,992	135,701,469
Arkansas	—	—	3,682,850	3,682,850
California	—	934,669,257	7,296,920	941,966,177
Colorado	—	261,205,557	5,669,100	266,874,657
Connecticut	—	37,002,412	—	37,002,412
Delaware	—	1,100,000	—	1,100,000
District of Columbia	—	224,058,350	—	224,058,350
Florida	—	327,099,640	112,905,376	440,005,016
Georgia	—	154,653,813	—	154,653,813
Hawaii	—	35,869,368	—	35,869,368
Idaho	—	2,851,728	—	2,851,728
Illinois	—	392,588,251	12,726,042	405,314,293
Indiana	—	165,384,799	—	165,384,799
Iowa	—	13,124,255	58,000	13,182,255
Kansas	—	615,931	1,628,586	2,244,517
Kentucky	—	25,271,618	—	25,271,618
Louisiana	—	22,897,673	324,000	23,221,673
Maine	—	21,364,478	—	21,364,478
Maryland	—	66,398,745	—	66,398,745
Massachusetts	—	79,620,852	—	79,620,852
Michigan	—	194,315,968	—	194,315,968
Minnesota	—	51,849,494	—	51,849,494
Mississippi	—	20,032,999	—	20,032,999
Missouri	—	52,929,118	5,105,250	58,034,368
Montana	—	—	860,575	860,575
Nebraska	—	3,144,800	—	3,144,800
Nevada	—	89,316,113	—	89,316,113

52 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Municipal Bonds and Notes (Continued)
New Hampshire	$—	$ 8,343,085	$ —	$ 8,343,085
New Jersey	—	122,116,283	—	122,116,283
New Mexico	—	3,618,090	—	3,618,090
New York	—	831,763,023	—	831,763,023
North Carolina	—	8,198,799	—	8,198,799
North Dakota	—	6,091,930	—	6,091,930
Ohio	—	505,002,389	—	505,002,389
Oklahoma	—	20,168,817	—	20,168,817
Oregon	—	25,333,827	—	25,333,827
Pennsylvania	—	196,605,148	2,994,373	199,599,521
Rhode Island	—	18,637,400	—	18,637,400
South Carolina	—	60,270,723	11,230,242	71,500,965
Tennessee	—	30,565,809	—	30,565,809
Texas	—	640,124,466	8,582,858	648,707,324
Utah	—	50,759,179	—	50,759,179
Vermont	—	4,184,055	—	4,184,055
Virginia	—	48,288,456	3,086,370	51,374,826
Washington	—	80,440,197	—	80,440,197
West Virginia	—	35,059,891	—	35,059,891
Wisconsin	—	199,268,558	41,200	199,309,758
U. S. Possessions	—	846,688,296	—	846,688,296
Corporate Bonds and Notes	—	—	4,736,000	4,736,000
Corporate Loans	—	—	1,432,000	1,432,000
Common Stocks	561,304	—	—	561,304
Total Assets	$561,304	$ 7,398,343,062	$ 188,068,234	$ 7,586,972,600

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out	Transfers into
	of Level 2*	Level 3*
Assets Table
Investments, at
Value:
Municipal Bonds and
Notes
Illinois	$(2,006,400)	$2,006,400
Total Assets	$(2,006,400)	$2,006,400

* Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market

53 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
activity for these securities.

3. Investments and Risks
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.
    An inverse floating rate security is created as part of a financial transaction referred to as a
“tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”).
The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-
term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.
    Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the
Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.
    Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition

54 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase
(or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.
    The Fund’s investments in inverse floating rate securities involve certain risks. As short-
term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing
(or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling.
Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as
“mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing

55 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.
    Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the
Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/
reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $211,385,000.
    When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $1,327,595,261 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $860,625,000 in short-term floating rate securities issued and outstanding at that date.

56 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value
$2,490,000	Allen County, OH Hospital Facilities (Mercy Health)
	Tender Option Bond Series 2015 XF-0235 Trust	11.174%	6/1/38	$2,838,351
2,385,000	Baltimore County, MD GO Tender Option Bond
	Series 2018-XF0682 Trust	7.687	3/1/40	3,251,399
4,530,000	Birmingham-Jefferson, AL Civic Center Authority
	Tender Option Bond Series 2018-XF2667 Trust	11.307	7/1/48	7,232,009
3,220,000	Birmingham-Jefferson, AL Civic Center Authority
	Tender Option Bond Series 2018-XF2668 Trust	11.320	5/1/48	5,154,157
3,855,000	CA Health Facilities Financing Authority Tender
	Option Bond Series 2015-XF2104 Trust[3]	14.440	7/1/39	3,953,804
5,000,000	CA Infrastructure and Economic Devel. (Sanford
	Consortium for Regenerative Medicine) Tender
	Option Bond Series 2016-XF0335 Trust	7.280	5/15/40	5,372,600
7,880,000	CA Infrastructure and Economic Devel. (University
	of California) Tender Option Bond Series 2019-
	XF0748 Trust	11.850	5/15/52	13,142,500
6,875,000	Clark County, NV GO (Stadium Improvements)
	Tender Option Bond Series 2018-XF2580 Trust	11.715	5/1/48	11,561,687
7,175,000	CO Health Facilities Authority (Sisters of Charity of
	Leavenworth Health System) Tender Option Bond
	Series 2015 XF0239 Trust	7.199	7/1/36	8,492,976
8,745,000	Denton, TX Independent School District Tender
	Option Bond Series 2018-XF0648 Trust	11.760	8/15/45	13,365,771
2,525,000	Detroit, MI City School District Tender Option Bond
	Series 2015 XF-0241 Trust[3]	14.928	11/1/23	4,701,626
935,000	FL Dept. of Transportation (Acquisition & Bridge
	Construction) Tender Option Bond Series 2018-
	XF0680-1 Trust	7.675	7/1/37	1,310,356
1,010,000	FL Dept. of Transportation (Acquisition & Bridge
	Construction) Tender Option Bond Series 2018-
	XF0680-2 Trust	7.683	7/1/38	1,403,809
1,050,000	FL Dept. of Transportation (Acquisition & Bridge
	Construction) Tender Option Bond Series 2018-
	XF0680-3 Trust	7.689	7/1/39	1,448,023
1,090,000	FL Dept. of Transportation (Acquisition & Bridge
	Construction) Tender Option Bond Series 2018-
	XF0680-4 Trust	7.695	7/1/40	1,492,482
4,570,000	Fremont, CA Union High School District Tender
	Option Bond Series 2018-XF0647 Trust	7.803	8/1/43	5,306,547
7,280,000	Fulton County, GA Devel. Authority
	(PHC/FCommH/PHosp/PMSH/PNH/
	PMCC/PClinic/PHlthCF/PHI/PHIP/PHHosp
	Obligated Group) Tender Option Bond Series
	2015-XF0024 Trust	11.330	6/15/29	7,394,296

57 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value
$3,465,000	Fulton County, GA Devel. Authority
	(PHC/FCommH/PHosp/PMSH/PNH/
	PMCC/PClinic/PHlthCF/PHI/PHIP/PHHosp
	Obligated Group) Tender Option Bond Series
	2015-XF0024-2 Trust	12.270%	6/15/37	$3,523,177
680,000	Fulton County, GA Devel. Authority
	(PHC/FCommH/PHosp/PMSH/PNH/
	PMCC/PClinic/PHlthCF/PHI/PHIP/PHHosp
	Obligated Group) Tender Option Bond Series
	2015-XF0024-3 Trust	11.860	6/15/29	691,336
5,000,000	Grand Parkway, TX Transportation Corp. Tender
	Option Bond Series 2015-XF2034 Trust[3]	7.163	4/1/53	5,792,500
3,750,000	Grand Parkway, TX Transportation Corp. Tender
	Option Bond Series 2018-XF2669 Trust	11.697	10/1/43	6,419,512
8,135,000	Grand Parkway, TX Transportation Corp. Tender
	Option Bond Series 2018-XF2669 Trust	11.693	10/1/48	13,712,356
3,125,000	IL Finance Authority (CDHS/CDHA Obligated
	Group) Tender Option Bond Series 2015-XF0025
	Trust	13.370	11/1/39	3,364,844
1,250,000	IL Finance Authority (CDHS/CDHA Obligated
	Group) Tender Option Bond Series 2015-XF0025-2
	Trust	12.870	11/1/39	1,342,850
2,500,000	IN Finance Authority (Parkview Health System)
	Tender Option Bond Series 2019-XF0746 Trust	7.710	11/1/48	2,997,100
3,140,000	Lancaster County, SC School District Tender Option
	Bond Series 2018-XF2528 Trust[3]	7.359	3/1/36	4,153,090
6,250,000	Los Angeles, CA Dept. of Airports (Los Angeles
	International Airport) Tender Option Bonds Series
	2018-XF2724-2 Trust[3]	11.655	5/15/43	10,790,625
13,940,000	Los Angeles, CA Dept. of Airports Tender Option
	Bonds Series 2018-XF2724 Trust[3]	11.653	5/15/44	22,802,216
2,880,000	MA HFA Tender Option Bond Series 2015-XF2150
	Trust[3]	7.902	12/1/42	2,886,509
6,490,000	MD Stadium Authority (Construction &
	Revitalization Program) Tender Option Bond Series
	2018-XF2581 Trust	11.711	5/1/47	10,738,614
5,000,000	MD Stadium Authority (Construction &
	Revitalization Program) Tender Option Bond Series
	2018-XF2763 Trust	11.717	5/1/47	8,256,800
2,690,000	Memphis, TN GO Tender Option Bond Series 2019-
	XF0747 Trust	7.710	6/1/47	3,360,456
2,885,000	Metropolitan Washington D. C. Airport Authority
	Tender Option Bond Series 2019-XF2794 Trust[3]	7.604	10/1/35	3,680,135
2,750,000	Miami-Dade County, FL Transit System Tender
	Option Bond Series 2018-XF2762 Trust	7.669	7/1/45	3,504,820
3,255,000	Mississippi State University Educational Building
	Tender Option Bond Series 2018-XF2674 Trust[3]	10.125	8/1/43	4,050,620

58 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value
$2,500,000	Montgomery County, OH (Miami Valley Hospital)
	Tender Option Bond Series 2015-XF0029 Trust	14.020%	11/15/23	$3,028,600
9,500,000	North Central TX HFDC (CMCD/CMCtrF Obligated
	Group) Tender Option Bond Series 2015-XF0034
	Trust	14.577	8/15/39	9,909,640
2,500,000	NY MTA (Green Bond) Tender Option Bond Series
	2018-XF2675 Trust[3]	15.186	11/15/57	4,282,550
4,205,000	NYC TFA Tender Option Bonds Series 2018-
	XF0716 Trust	11.767	5/1/41	7,300,385
13,360,000	NYC Transitional Finance Authority (Future Tax)
	Tender Option Bond Series 2018 XF-0717Trust	11.770	8/1/41	22,482,208
3,750,000	NYC Transitional Finance Authority (Future Tax)
	Tender Option Bond Series 2018 XF-2529 Trust	7.654	8/1/41	4,832,137
3,250,000	NYC Transitional Finance Authority (Future Tax)
	Tender Option Bond Series 2018 XF-2764 Trust	11.717	8/1/42	5,677,392
18,750,000	NYC Transitional Finance Authority (Future Tax)
	Tender Option Bond Series 2019-XF2782 Trust[3]	11.745	5/1/42	31,174,125
6,250,000	NYC Transitional Finance Authority Tender Option
	Bonds Series 2018-XF0715 Trust	11.772	7/15/35	11,415,125
5,035,000	NYC Transitional Finance Authority Tender Option
	Bonds Series 2018-XF0717 Trust	11.772	8/1/45	8,388,965
3,320,000	NYS DA (Sales Tax) Tender Option Bond Series
	2018-XF0685 Trust	14.213	3/15/39	5,841,839
6,250,000	NYS DA (Sales Tax) Tender Option Bond Series
	2018-XF0685 Trust	14.222	3/15/37	11,201,750
3,750,000	NYS DA (Sales Tax) Tender Option Bond Series
	2018-XF0685 Trust	14.222	3/15/40	6,545,775
7,930,000	NYS DA (Sales Tax) Tender Option Bond Series
	2018-XF0685 Trust	14.222	3/15/41	13,781,626
3,750,000	NYS DA (Sales Tax) Tender Option Bond Series
	2018-XF0720 Trust	11.772	3/15/44	6,192,637
2,500,000	NYS DA (Sales Tax) Tender Option Bond Series
	2018-XF2765 Trust	11.717	3/15/41	4,428,800
18,695,000	NYS Liberty Devel. Corp. Tender Option Bond
	Series 2015-XF2146 Trust[3]	7.480	1/15/44	19,554,222
2,760,000	Port Authority NY/NJ, 200th Series Tender Option
	Bond Series 2017-XF2487 Trust	11.635	4/15/57	4,436,231
3,250,000	Port Authority NY/NJ, 205th Series Tender Option
	Bond Series 2017-XF2489 Trust	11.627	5/15/57	5,349,500
2,500,000	Port Authority NY/NJ, 206th Series Tender Option
	Bond Series 2017-XF2488 Trust	11.507	11/15/47	4,043,125
500,000	Port Authority NY/NJ, 206th Series Tender Option
	Bond Series 2018-XF0683-1 Trust	11.622	11/15/42	815,720
2,435,000	Port Authority NY/NJ, 206th Series Tender Option
	Bond Series 2018-XF0683-2 Trust	11.609	11/15/47	3,929,238
6,755,000	Riverside County, CA Transportation Commission
	Tender Option Bond Series 2017-XF2520 Trust	7.390	6/1/36	9,344,124
3,980,000	Santa Clara County, CA GO Tender Option Bond
	Series 2018-XF0646 Trust	7.805	8/1/40	4,772,458

59 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value
$560,000	Saugus, MA GO Tender Option Bond Series 2018-
	XF0681-1 Trust	7.695%	3/1/39	$747,807
625,000	Saugus, MA GO Tender Option Bond Series 2018-
	XF0681-2 Trust	7.695	3/1/40	839,962
670,000	Saugus, MA GO Tender Option Bond Series 2018-
	XF0681-3 Trust	7.676	3/1/41	890,517
690,000	Saugus, MA GO Tender Option Bond Series 2018-
	XF0681-4 Trust	7.677	3/1/42	912,739
3,500,000	South Miami, FL Health Facilities Authority
	(BHSF/BHM/HHI/SMH/MarH/DrsH/WKBP/
	BOS/FHlth/BHlth/BethH Obligated Group) Tender
	Option Bond Series 2018-XF2530 Trust	7.444	8/15/36	4,375,910
6,750,000	Tarrant County, TX Health Facilities Devel. Corp.
	(CCMCtr/CCHCS/CCPN/WICF Obligated Group)
	Tender Option Bond Series 2015-XF0028 Trust	7.120	12/1/33	6,968,700
3,380,000	TX Water Devel. Board Tender Option Bond Series
	2018-XF2717 Trust	11.742	10/15/53	5,761,278
3,415,000	TX Water Devel. Board Tender Option Bond Series
	2018-XF2717 Trust	11.746	4/15/49	5,939,675
5,000,000	TX Water Devel. Board Tender Option Bonds Series
	2018-XF0714 Trust	11.742	4/15/49	8,692,150
8,705,000	WA Health Care Facilities Authority (Peacehealth)
	Tender Option Bond Series 2015 XF-0042 Trust	6.940	11/1/28	8,991,656
4,520,000	WA Health Care Facilities Authority Tender Option
	Bond Series 2015-XF2035 Trust[3]	15.855	10/1/36	4,631,742
			$466,970,261

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the
Statement of Investments.
2. Represents the current interest rate for the inverse floating rate security.
3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.
    The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities).
However, the Fund may only expose up to 35% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund.
The Fund’s exposure to the effects of leverage from its investments in inverse floating rate

60 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
securities amounts to $860,625,000 at period end.

Loans. The Fund invests in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments.
While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above
(or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.
    When investing in loans, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions
Purchased securities	$33,388,111
Sold securities	11,043,294

Restricted Securities. At period end, investments in securities included issues that are

61 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the
Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.
    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities.
These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.
In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic
Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the
Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title
III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S.
territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation
(“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico
Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority
(“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities may be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$917,664,820
Market Value	$562,884,001
Market Value as % of Net Assets	8.29%

62 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S.
Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.
Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the
U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.
Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

63 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Subsequent Event
Effective after the close of business on May 24, 2019, Invesco Ltd., an independent global investment management company, completed its acquisition of MassMutual asset management affiliate OppenheimerFunds, Inc. and its subsidiaries (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco Ltd., that has the same investment objectives and substantially similar principal investment strategies and risks as the Fund (the “Reorganization”). The Reorganization was
accounted for as a tax-free reorganization for federal income tax purposes. Following the
Reorganization, the accounting books and records of the Fund became the accounting books and records of the Acquiring Fund. On April 12, 2019, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders.
    The Reorganization was completed after the close of business on May 24, 2019 at which time shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund. Also after the close of business on May 24, 2019, the Fund’s former Class
I shares were reorganized as Class R6 shares and the Fund began offering Class R5 shares.
    The Acquiring Fund has entered into an investment advisory agreement with Invesco
Advisers, Inc., a master administrative services agreement with Invesco Advisers, Inc., a transfer agency agreement with Invesco Investment Services, Inc., and a distribution agreement with Invesco Distributors, Inc. In addition, Invesco Advisers, Inc. has entered into a master sub-advisory agreement with each of Invesco Asset Management Deutschland GmbH,
Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco
Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and
separate sub-advisory agreements with Invesco Capital Management LLC, Invesco Asset
Management (India) Private Limited and OppenheimerFunds, Inc.

64 INVESCO OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND